SCUDDER
                                                                     INVESTMENTS





Scudder 21st Century
Growth Fund


--------------------------------------------------------------------------------
                                       Class AARP and Class S Shares
--------------------------------------------------------------------------------


                                       Annual Report
                                       July 31, 2001










The fund seeks long-term growth of capital by investing in common stocks of emerging growth companies the Advisor believes are poised to be leaders in the new century.

Contents
--------------------------------------------------------------------------------


         3      Letter from the Fund's President

         4      Performance Summary

         7      Portfolio Management Review

        14      Portfolio Summary

        16      Investment Portfolio

        22      Financial Statements

        26      Financial Highlights

        28      Notes to Financial Statements

        38      Report of Independent Accountants

        39      Tax Information

        40      Officers and Trustees

        41      Investment Products and Services

        43      Account Management Resources





Scudder 21st Century Growth Fund               Ticker Symbol    Fund Number
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Class AARP                                        SXXIX            150
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Class S                                           SCTGX            050
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Zurich Scudder Investments, Inc. is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from aarp.scudder.com (Class AARP) or myScudder.com (Class S), talk to your financial representative or call Shareholder Services at 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S). The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Fund's President
--------------------------------------------------------------------------------


Dear Shareholder,

The past year has been difficult for small company growth stocks, as the slowdown in the economy and concurrent weakness in corporate earnings have taken a toll on the sector. Class S shares of the fund did not perform well in this environment, as it produced a return of -31.37% and trailed its unmanaged benchmark, the Russell 2000 Growth Index. We understand that no investor likes to lose money, even in the short term. However, we encourage shareholders of the Scudder 21st Century Growth Fund to remain focused on the importance of small company stocks to portfolio diversification and long-term investment results. At present, small-cap stocks offer both lower valuations and a higher expected growth rate than their large-cap counterparts. (For more details, please see the Portfolio Management Review beginning on page 7.) Additionally, small-caps have historically performed well following periods of economic weakness. While the months ahead will likely be marked by further volatility in the stock market, we believe that the fund -- which focuses on stocks with strong business plans and steady earnings growth -- will be well-positioned to take advantage of the opportunities in small-cap stocks.

Thank you for investing with Scudder. If you have any questions regarding Scudder 21st Century Growth Fund, please call us toll-free or visit us on the Web.

Sincerely,

/s/Lin Coughlin

Linda C. Coughlin
President
Scudder 21st Century Growth Fund

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                 AARP Investment Program             Scudder Class S

Web site:            aarp.scudder.com                 myScudder.com
Toll-free:            1-800-253-2277                  1-800-SCUDDER
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                                       3

Performance Summary                                                July 31, 2001
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--------------------------------------------------------------------------------
 Average Annual Total Returns*
--------------------------------------------------------------------------------
                                                                        Life of
Scudder 21st Century Growth Fund                      1-Year   3-Year   Class**
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Class S                                               -31.37%   13.24%    10.12%
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Russell 2000 Growth Index+                            -23.31%    2.08%     3.20%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                                                       Class AARP      Class S
--------------------------------------------------------------------------------
Net Asset Value:
7/31/01                                                $   17.72     $   17.71
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10/2/00 (inception date of Class AARP) and 7/31/00
(Class S net asset value)                              $   28.93     $   27.25
--------------------------------------------------------------------------------
Distribution Information
Twelve Months:
  Capital Gains Distributions                          $    1.22     $    1.22
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--------------------------------------------------------------------------------
 Class S Lipper Rankings*
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                                                       Number of
                                                          Funds     Percentile
Period                                   Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                    294     of      338          87
--------------------------------------------------------------------------------
3-Year                                    80      of      245          33
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Rankings/ratings are historical and do not guarantee future results.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                     Scudder 21st Century Growth          Russell 2000
                         Fund -- Class S                 Growth Index+

--------------------------------------------------------------------------------

          9/96**              10000                          10000
          1/97                 9883                          10277
          7/97                10725                          11090
          1/98                10567                          11173
          7/98                11033                          10944
          1/99                12692                          11980
          7/99                15408                          12534
          1/00                24401                          16252
          7/00                23347                          15182
          1/01                20175                          13753
          7/01                16022                          11643

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Comparative Results*
--------------------------------------------------------------------------------
                                                                         Life of
                                                   1-Year     3-Year     Class**
--------------------------------------------------------------------------------
Scudder 21st Century     Growth of $10,000         $6,863    $14,522   $16,022
Growth Fund -- Class S   -------------------------------------------------------
                         Average annual
                         total return              -31.37%    13.24%     10.12%
--------------------------------------------------------------------------------
Russell 2000 Growth      Growth of $10,000         $7,669    $10,639   $11,643
Index+                   -------------------------------------------------------
                         Average annual
                         total return              -23.31%     2.08%      3.20%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

* Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower.

** The Fund commenced operations on September 9, 1996. Index comparisons begin September 30, 1996.

+ The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized U.S. companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq. Index returns assume reinvested dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Shareholders redeeming shares held less than one year will have a lower total return due to the effect of the 1% redemption fee.

Investing in securities of small companies may involve a greater risk/volatility than investments in larger companies.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes. If the Advisor had not maintained the Fund's expenses, the total returns would have been lower.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review
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Scudder 21st Century Growth Fund: A Team Approach to Investing

Scudder 21st Century Growth Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Peter Chin is responsible for the fund's day-to-day management and investment strategies. Mr. Chin has 32 years of research and portfolio management experience, primarily in small-company growth stocks.

Portfolio Manager Roy C. McKay has 33 years of investment experience, with 23 years of experience specializing in small-company growth stocks.

In the following interview, Peter Chin and Roy C. McKay, portfolio managers of Scudder 21st Century Growth Fund, discuss the fund's market environment and strategy for the 12-month period ended July 31, 2001, as well as provide an outlook for the year ahead.

Q: The past 12 months was an exceptionally volatile period for the stock market, especially small-company growth stocks. How did Scudder 21st Century Growth Fund perform in this environment?

A: We are disappointed with our results. Scudder 21st Century Growth Fund fell
31.37 percent (Class S shares) for the 12-month period ended July 31, 2001. The fund's benchmark -- the unmanaged Russell 2000 Growth Index -- fell 23.31 percent over the same period, while the average fund in Lipper's small-cap growth funds category declined 17.98 percent.

Information technology stocks suffered the largest decline of any sector during the period. Many software, telecommunications and Internet-related companies lost more than half their value. Stocks in many other industries lost substantial ground as well. Overall, the short-term corporate profit picture grew grim amid a global economic slowdown. Beginning with a surprise interest rate cut in early January, the Federal Reserve Board slashed short-term lending rates. However, the Fed's action was not enough to avoid a credit crunch that has hit small emerging growth companies hard. Steep declines in corporate capital spending plans have reduced demand for a wide range of products, prompting analysts to slash earnings estimates for many stocks that fit the fund's growth investment discipline.

Q: How was the fund's portfolio positioned during the year?

A: Scudder 21st Century Growth Fund began the 2001 fiscal year with more than one-third of its assets in information technology stocks, and the fund's positioning in this area contributed to its negative returns. Several high-profile large-cap technology companies had huge multi-billion-dollar asset write-downs and negative earnings surprises during the past 12 months. This trend weighed heavily on small-cap growth stock performance, even for companies whose operations were only mildly affected by a slowdown in sales.

During the year, we achieved success with a few technology stocks such as:

o Cabot Microelectronics, a supplier of abrasive liquids for polishing integrated circuits during manufacturing

o Advent Software, a provider of client/server software that helps automate the operations of investment management firms

o Micromuse, a software provider that spots malfunctions in a computer network.

Advent was one of the portfolio's top 10 holdings as of July 31 while Micromuse was sold during the year at a significant profit.

Overall, information technology was a treacherous investment area that provided minimal short-term rewards. Some of our selections dropped more than 80 percent during the 12 months ended July 31, 2001. Through a combination of stock price declines and a decision to shift the portfolio's weightings to health care and consumer businesses, we ended the fiscal year with just 21 percent of the portfolio in information technology companies.

Q: Was weakness in information technology stocks the primary reason for the fund's decline?

A: Not all of the blame for the fund's setback this past year falls on technology. Scudder 21st Century Growth Fund also suffered because our portfolio holdings in industrial stocks and in the consumer staples and discretionary areas did not perform as well as the market as a whole. In addition, the fund's energy sector holdings, some of which performed brilliantly this past winter, declined as oil and natural gas prices fell. Overall, energy stocks contributed positively to fund performance, particularly Barrett Resources, which was acquired during the year by The Williams Companies.

Recently we have been scaling back in energy stocks to help manage overall risk in the portfolio. We expect to keep the fund's positioning in this sector more in line with its benchmark in the year ahead amid an unpredictable regulatory environment. In June, natural gas and oil inventories were higher than expected. Also, the Federal Energy Regulatory Commission voted for energy price caps in California and 10 other Western states. Still, we believe earnings should continue to improve for this sector because the fundamental need for greater energy supplies remains intact. Federal tax incentives could help brighten the outlook for the group as well. Swift Energy was one of the fund's largest positions within the energy sector for much of the year. We continued to see positive news from the company regarding its potential oil reserves in New Zealand during the period.

Q: Health care stocks generally did well during the past year. How was the fund positioned in this area?

A: We've been increasing the fund's weighting in health care stocks to take advantage of an outsourcing trend in the pharmaceutical industry as well as consolidation in the hospital industry. Health care was the fund's largest sector weighting as of July 31 and a significant positive contributor to performance. Many investors are looking for biotechnology, drug discovery firms, and medical supply firms with sustainable growth prospects, solid business strategies, and strong product pipelines. One of the fund's largest positions, CryoLife, more than doubled in value for the 12 months ended July 31. CryoLife facilitates the use of human and pig heart valves and tissues for human transplantation and disease treatment. The company has developed a process that it believes will lead to less tissue rejection after operations. Within the health care services area, we favor hospital management firms that pursue a growth strategy of acquiring and improving the financial performance of nonprofit hospitals.

Q: What's your strategy for the year ahead?

A: It has become much tougher for small companies, particularly Internet-related businesses, to secure financing and retain investor confidence. By focusing on well-run companies with well-defined business plans and a clear earnings outlook, we've attempted to manage the increased risks of investing in technology stocks. Now more than ever, we believe it is important to closely examine the fundamental operations of technology companies, especially smaller businesses.

In managing the fund, we remain committed to rigorous research and a team-based approach. We continue to target companies with the following characteristics:

o    sustainable, above-average earnings growth per share

o    large, growing markets for their products and services

o    high-quality management with proven records

o    leading market share

o    excellent balance sheets.

While we are unhappy with this year's performance, we believe our investment approach is sound. In fact, for the three-year period ended July 31, 2001, the fund outperformed both the Russell 2000 Growth Index and the average small-cap growth fund.

Q: Small-company stocks have historically had a higher risk profile than large companies. Will you comment on the relative attractiveness of small companies in the current market environment?

A: Overall, we believe small-cap stocks are better positioned to benefit from falling interest rates than are large-caps in the coming months. The Federal Reserve's slashing of short-term rates by 275 basis points since January should help small companies even more than large ones, in our view. Our analysis shows that relative to large-cap stocks, small-cap stocks are generally trading at more attractive price-to-earnings (P/E) ratios. The P/E of the average stock in the small-cap focused Russell 2000 Growth Index was 35.7 times estimated 2001 earnings. That compares favorably with the 47.9 P/E of the average stock in the large-cap-oriented Russell 1000 Growth Index. What's more, by our estimate, the long-term future earnings growth rate of small-cap (about 27 percent) stocks currently is higher than that of large-cap stocks (24 percent). Of course, small-cap stocks generally have a much higher risk profile than stocks of large established companies.

Based on our analysis, we believe that Scudder 21st Century Growth Fund's holdings have a substantially stronger earnings outlook on a year-over-year and longer-term basis than the market. We sometimes pay a premium to buy the best, and we strive for a portfolio of stocks with strong balance sheets. We believe small companies in niche markets, with solid franchises and strong, predictable earnings should fare well over the long term.


The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                  July 31, 2001
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--------------------------------------------------------------------------------
 Asset Allocation                                       7/31/01        7/31/00
--------------------------------------------------------------------------------
Common Stocks                                              89%            95%
Cash Equivalents                                           11%             5%
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                                                          100%           100%
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--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     7/31/01        7/31/00
--------------------------------------------------------------------------------
Health                                                     25%             9%
Technology                                                 23%            35%
Consumer Discretionary                                     13%             5%
Energy                                                     11%             9%
Manufacturing                                               6%            14%
Media                                                       5%             2%
Service Industries                                          5%             7%
Financial                                                   3%             1%
Durables                                                    3%             7%
Other                                                       6%            11%
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                                                          100%           100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

------------------------------------------------------------------------------------------------
 Ten Largest Equity Holdings at July 31, 2001* (28.2% of Portfolio)                    Percent
------------------------------------------------------------------------------------------------
 1. CryoLife, Inc.                                                                       4.6%
    Provider of cryopreservation of viable human tissue for transplants
------------------------------------------------------------------------------------------------
2.  Copart, Inc.                                                                         4.3%
    Auctioneer of damaged vehicles for insurance companies
------------------------------------------------------------------------------------------------
3.  Radio One, Inc. "D"                                                                  3.0%
    Operator of radio broadcasting business
------------------------------------------------------------------------------------------------
4.  Swift Energy Co.                                                                     2.8%
    Explorer of oil and gas
------------------------------------------------------------------------------------------------
5.  Rent-A-Center, Inc.                                                                  2.6%
    Owner and operator of rent-to-own stores and franchises
------------------------------------------------------------------------------------------------
6.  Celgene Corp.                                                                        2.5%
    Producer of pharmaceuticals
------------------------------------------------------------------------------------------------
7.  Polycom, Inc.                                                                        2.2%
    Manufacturer of audio and data conferencing products
------------------------------------------------------------------------------------------------
8.  ArthroCare Corp.                                                                     2.2%
    Manufacturer of orthopedic surgery equipment
------------------------------------------------------------------------------------------------
9.  PLATO Learning, Inc.                                                                 2.1%
    Developer of microcomputer-based, interactive, self-paced instructional systems
------------------------------------------------------------------------------------------------
10. Advent Software, Inc.                                                                1.9%
    Provider of stand-alone and client/server software products
------------------------------------------------------------------------------------------------

* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 16. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                                         as of July 31, 2001
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                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Common Stocks 88.6%
------------------------------------------------------------------------------------------------

Communications 0.8%
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Telephone/Communications
SBA Communications Corp.* (Provider of wireless
  communications)                                                   122,600        2,416,446
------------------------------------------------------------------------------------------------

Construction 2.3%
------------------------------------------------------------------------------------------------

Building Materials 0.9%
Simpson Manufacturing Co., Inc.* (Manufacturer of
  wood-to-wood, wood-to-concrete and wood-to-masonry
  connectors)                                                        48,000        2,812,800
------------------------------------------------------------------------------------------------

Building Products 1.4%
CoStar Group, Inc.* (Provider of building plan information)         172,500        4,676,475
------------------------------------------------------------------------------------------------

Consumer Discretionary 11.0%
------------------------------------------------------------------------------------------------

Apparel & Shoes 1.2%
Too, Inc.* (Operator of clothing stores)                            161,900        3,919,599
------------------------------------------------------------------------------------------------

Department & Chain Stores 4.1%
Hot Topic, Inc.* (Operator of a retail apparel store)               184,600        4,947,280
Rent-A-Center, Inc.* (Owner and operator of rent-to-own stores
  and franchises)                                                   227,900        8,222,632
------------------------------------------------------------------------------------------------
                                                                                  13,169,912
------------------------------------------------------------------------------------------------

Hotels & Casinos 0.8%
Anchor Gaming* (Operator of gaming machines and casinos)             47,800        2,484,644
------------------------------------------------------------------------------------------------

Miscellaneous 0.4%
Edison Schools, Inc.* (Developer of school districts)                76,900        1,403,425
------------------------------------------------------------------------------------------------

Restaurants 2.7%
AFC Enterprises, Inc.* (Operator of fast food restaurants)           34,800          762,467
Buca, Inc.* (Operator of BUCA di BEPPO restaurants)                 197,700        3,351,015
CEC Entertainment, Inc.* (Operator of "Chuck E. Cheese's
  Pizza" restaurants)                                                66,900        2,387,661
California Pizza Kitchen, Inc.* (Owner and operator of casual
  dining pizza restaurant chain)                                    101,300        2,323,822
------------------------------------------------------------------------------------------------
                                                                                   8,824,965
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       16

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Specialty Retail 1.8%
Cost Plus, Inc.* (Retailer of furniture, rugs, baskets, and
  ceramics, as well as gourmet food and beverages)                  204,500        5,773,035
------------------------------------------------------------------------------------------------

Consumer Staples 1.0%
------------------------------------------------------------------------------------------------

Food & Beverage
Hain Celestial Group, Inc.* (Distributor and seller of
  natural, organic and specialty food products)                     134,564        3,317,003
------------------------------------------------------------------------------------------------

Durables 2.6%
------------------------------------------------------------------------------------------------

Automobiles 0.3%
Intier Automotive, Inc.* (Supplier of automotive interior and
   closure components, systems and modules)                          62,400          856,128
------------------------------------------------------------------------------------------------

Telecommunications Equipment 2.3%
Spectrasite Holdings, Inc.* (Developer of tower networks for
  the wireless communications industry)                             346,400        1,901,736
UTStarcom, Inc.* (Provider of telecommunications equipment)         267,600        5,533,968
------------------------------------------------------------------------------------------------
                                                                                   7,435,704
------------------------------------------------------------------------------------------------

Energy 9.3%
------------------------------------------------------------------------------------------------

Engineering 0.6%
Active Power, Inc.* (Designer of products that ensure constant
  power supply)                                                     221,400        1,970,460
------------------------------------------------------------------------------------------------

Oil & Gas Production 5.4%
FMC Technologies, Inc.* (Manufacturer of systems and products used in the exploration and production of crude oil and
  natural gas)                                                      179,500        3,243,565
Kinder Morgan Management LLC* (Owner and operator of product
  pipeline systems)                                                  48,407        3,417,555
Swift Energy Co.* (Explorer of oil and gas)                         287,500        8,978,625
W-H Energy Services, Inc.* (Provider of products and services
  used for oil and natural gas wells)                                75,300        1,765,785
------------------------------------------------------------------------------------------------
                                                                                  17,405,530
------------------------------------------------------------------------------------------------

Oilfield Services/Equipment 3.3%
National-Oilwell, Inc.* (Manufacturer of oil and gas drilling
  equipment)                                                        146,300        2,779,700
Tesco Corp.* (Operator of an international oilfield service
  company)                                                          356,400        3,492,520
Universal Compression Holdings, Inc.* (Provider of natural gas
  compression services)                                             148,800        4,173,840
------------------------------------------------------------------------------------------------
                                                                                  10,446,060
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       17

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Financial 2.8%
------------------------------------------------------------------------------------------------

Banks 1.1%
UCBH Holdings, Inc. (Provider of commercial banking services)       109,100        3,378,827
------------------------------------------------------------------------------------------------

Insurance 1.7%
Annuity and Life Re (Holdings), Ltd. (Provider of annuity and
  life reinsurance)                                                 126,800        4,449,412
Odyssey Re Holdings Corp.* (Underwriter of insurance)                74,200        1,176,070
------------------------------------------------------------------------------------------------
                                                                                   5,625,482
------------------------------------------------------------------------------------------------

Health 22.1%
------------------------------------------------------------------------------------------------

Biotechnology 8.8%
CryoLife, Inc.* (Provider of cryopreservation of viable human
  tissue for transplants)                                           360,650       14,909,271
Harvard Bioscience, Inc.* (Manufacturer of tools used in drug
  discovery research)                                               399,600        3,988,008
Myriad Genetics, Inc.* (Developer of genes involved in major
  common diseases)                                                   60,300        2,765,961
Regeneron Pharmaceuticals, Inc.* (Operator of a drug research
  and development company)                                          119,100        3,200,217
Regeneration Technologies, Inc.* (Manufacturer and marketer of
  replacement tissue grafts)                                        389,900        3,610,474
------------------------------------------------------------------------------------------------
                                                                                  28,473,931
------------------------------------------------------------------------------------------------

Health Industry Services 1.3%
Rightchoice Managed Care, Inc.* (Provider of health care
  benefits)                                                          81,700        4,048,235
Unilab Corp.* (Provider of laboratory testing services)              10,300          243,080
------------------------------------------------------------------------------------------------
                                                                                   4,291,315
------------------------------------------------------------------------------------------------

Hospital Management 2.9%
American Medical System Holdings, Inc.* (Supplier of medical
  devices focusing on urological disorders)                         211,200        4,006,464
Province Healthcare Co.* (Acquirer and operator of rural
  hospitals)                                                        101,700        3,712,050
SurModics, Inc.* (Provider of surface modification solutions)        34,400        1,668,056
------------------------------------------------------------------------------------------------
                                                                                   9,386,570
------------------------------------------------------------------------------------------------

Medical Supply & Specialty 2.2%
ArthroCare Corp.* (Manufacturer of orthopedic surgery
  equipment)                                                        232,000        6,978,560
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       18

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------

Pharmaceuticals 6.9%
Celgene Corp.* (Producer of pharmaceuticals)                        303,700        7,950,866
Charles River Laboratories International, Inc.* (Provider of
  research tools and support services that enable drug
  discovery and development)                                        192,600        5,835,780
NPS Pharmaceuticals, Inc.* (Developer of small molecule drugs)      166,300        5,221,820
Specialty Laboratories, Inc.* (Developer of esoteric clinical
  laboratory tests)                                                  97,500        3,032,250
------------------------------------------------------------------------------------------------
                                                                                  22,040,716
------------------------------------------------------------------------------------------------

Manufacturing 5.4%
------------------------------------------------------------------------------------------------

Chemicals 1.3%
Cabot Microelectronics Corp.* (Manufacturer of slurries used
  in chemical mechanical planarization)                              58,900        4,137,725
------------------------------------------------------------------------------------------------

Industrial Specialty 2.2%
Polycom, Inc.* (Manufacturer of audio and data conferencing
  products)                                                         284,700        7,245,615
------------------------------------------------------------------------------------------------

Machinery/Components/Controls 1.9%
Global Power Equipment Group, Inc.* (Manufacturer of equipment
  used for gas turbine power plants)                                142,000        2,882,600
SureBeam Corp."A"* (Provider of electronic pasteurization
  systems)                                                          242,600        3,190,190
------------------------------------------------------------------------------------------------
                                                                                   6,072,790
------------------------------------------------------------------------------------------------

Media 4.7%
------------------------------------------------------------------------------------------------

Broadcasting & Entertainment
Emmis Communications Corp. "A"* (Operator of radio
  broadcasting, television broadcasting and magazine
  publishing)                                                       183,200        5,547,296
Radio One, Inc. "D"* (Operator of radio broadcasting business)      531,500        9,567,000
------------------------------------------------------------------------------------------------
                                                                                  15,114,296
------------------------------------------------------------------------------------------------

Service Industries 4.8%
------------------------------------------------------------------------------------------------

Investment 0.5%
Multex.com, Inc.* (Provider of on-line investment research and
  information services)                                             325,500        1,611,225
------------------------------------------------------------------------------------------------

Miscellaneous Commercial Services 4.3%
Copart, Inc.* (Auctioneer of damaged vehicles for insurance
  companies)                                                        488,700       13,869,306
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       19

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Technology 20.6%
------------------------------------------------------------------------------------------------

Computer Software 11.0%
Activision, Inc.* (Publisher and developer of interactive
  entertainment software)                                            99,200        3,364,864
Actuate Corp.* (Developer of software which allows companies
  to design and generate reports throughout the enterprise)         393,000        4,016,460
Advent Software, Inc.* (Provider of stand-alone and
  client/server software products)                                  106,700        6,030,684
DigitalThink, Inc.* (Provider of on-line learning solutions)         29,000          420,500
I-many, Inc.* (Provider of Internet-based solutions and
  related professional services)                                    442,700        2,293,186
MSC.Software Corp.* (Supplier of simulation software to major
  manufacturers)                                                     54,200        1,111,642
PLATO Learning, Inc.* (Developer of microcomputer-based,
  interactive, self-paced instructional systems)                    208,800        6,869,520
Precise Software Solutions, Ltd.* (Provider of information
  technology infrastructure performance management software)        184,200        3,986,088
SmartForce PLC* (ADR) (Provider of educational software on the
  Internet)                                                          95,300        3,690,016
THQ, Inc.* (Developer of interactive entertainment software)         74,400        3,693,960
------------------------------------------------------------------------------------------------
                                                                                  35,476,920
------------------------------------------------------------------------------------------------

Diverse Electronic Products 1.8%
Gentex Corp.* (Designer, developer, manufacturer and marketer
  of products which use electro-optic technology)                   173,300        5,682,507
------------------------------------------------------------------------------------------------

Electronic Data Processing 0.8%
Cirrus Logic, Inc.* (Designer of integrated circuits)               132,600        2,453,100
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

Office/Plant Automation 1.3%
Mercury Computer Systems, Inc.* (Manufacturer of digital
  signal processing computer systems)                               127,800        4,044,870
------------------------------------------------------------------------------------------------

Precision Instruments 0.3%
Zygo Corp.* (Developer of measurement, improvement instruments
  and accessories for high technology industries)                    57,200        1,145,144
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       20

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Semiconductors 5.4%
AstroPower, Inc.* (Manufacturer of devices used for generating
  solar electric power)                                              81,600        3,643,440
Microsemi Corp.* (Manufacturer of semiconductors)                    90,000        5,764,500
Pixelworks, Inc.* (Designer of semiconductor-related systems)       199,100        4,121,370
Therma-Wave, Inc.* (Developer of process control systems for
  use in the manufacturing of semiconductors)                       188,600        2,659,260
Veeco Instruments, Inc.* (Manufacturer of data storage systems)      37,200        1,374,540
------------------------------------------------------------------------------------------------
                                                                                  17,563,110
------------------------------------------------------------------------------------------------

Transportation 1.2%
------------------------------------------------------------------------------------------------

Marine Transportation
Frontline Ltd. (Operator of ship-owning company)                    259,800        3,829,339
------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $263,207,720)                                          285,333,534
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Cash Equivalents 11.4%
------------------------------------------------------------------------------------------------
Zurich Scudder Cash Management QP Trust, 3.93%**
  (Cost $36,817,064)                                             36,817,064       36,817,064
------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $300,024,784) (a)                     322,150,598
------------------------------------------------------------------------------------------------

*    Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

(a) The cost for federal income tax purposes was $301,850,728. At July 31, 2001, net unrealized appreciation for all securities based on tax cost was $20,299,870. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $53,861,437 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,561,567.

    The accompanying notes are an integral part of the financial statements.

Financial Statements
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001
------------------------------------------------------------------------------------------------

Assets
------------------------------------------------------------------------------------------------
Investments in securities, at value (cost $300,024,784)                        $   322,150,598
------------------------------------------------------------------------------------------------
Receivable for investments sold                                                      1,307,976
------------------------------------------------------------------------------------------------
Dividends receivable                                                                    90,714
------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                        257,121
------------------------------------------------------------------------------------------------
Due from Advisor                                                                       390,747
------------------------------------------------------------------------------------------------
Deferred organization expenses                                                           1,252
------------------------------------------------------------------------------------------------
Total assets                                                                       324,198,408
------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------
Payable for investments purchased                                                    4,596,603
------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                       695,676
------------------------------------------------------------------------------------------------
Accrued management fee                                                                 207,022
------------------------------------------------------------------------------------------------
Accrued reorganization costs                                                             4,522
------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                    165,964
------------------------------------------------------------------------------------------------
Total liabilities                                                                    5,669,787
------------------------------------------------------------------------------------------------
Net assets, at value                                                           $   318,528,621
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
Net assets consist of:
Net unrealized appreciation (depreciation) on investments                           22,125,814
------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                              (144,848,125)
------------------------------------------------------------------------------------------------
Paid-in capital                                                                    441,250,932
------------------------------------------------------------------------------------------------
Net assets, at value                                                           $   318,528,621
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001 (continued)
------------------------------------------------------------------------------------------------

Net Asset Value
------------------------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share (a)
($4,830,145 / 272,572 outstanding shares of beneficial interest, $.01 par
value, unlimited number of shares authorized)                                  $         17.72
------------------------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share (a) ($276,881,063 /
15,636,854 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                                         $         17.71
------------------------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($24,916,561 / 1,411,329 outstanding shares of beneficial interest, $.01 par
value, unlimited number of shares authorized)                                  $         17.65
------------------------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $17.65)                       $         18.73
------------------------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($6,392,951 / 365,722 outstanding shares of beneficial interest, $.01 par value, unlimited number of
shares authorized)                                                             $         17.48
------------------------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($5,507,901 / 315,038 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares
authorized)                                                                    $         17.48
------------------------------------------------------------------------------------------------

(a) Redemption price per share for shares held less than one year is equal to net asset value less a 1.00% redemption fee.

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------
 Statement of Operations for the year ended July 31, 2001
------------------------------------------------------------------------------------------------

Investment Income
------------------------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $45,623)                           $       532,074
------------------------------------------------------------------------------------------------
Interest                                                                             1,035,205
------------------------------------------------------------------------------------------------
Total Income                                                                         1,567,279
------------------------------------------------------------------------------------------------
Expenses:
Management fee                                                                       2,759,156
------------------------------------------------------------------------------------------------
Administrative fee                                                                     878,326
------------------------------------------------------------------------------------------------
Services to shareholders                                                               817,558
------------------------------------------------------------------------------------------------
Custodian and accounting fees                                                           49,656
------------------------------------------------------------------------------------------------
Distribution services fees                                                             109,193
------------------------------------------------------------------------------------------------
Auditing                                                                                18,834
------------------------------------------------------------------------------------------------
Legal                                                                                   31,876
------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                              7,644
------------------------------------------------------------------------------------------------
Reports to shareholders                                                                 95,041
------------------------------------------------------------------------------------------------
Amortization of organization expenses                                                    3,574
------------------------------------------------------------------------------------------------
Reorganization                                                                          36,999
------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                            4,807,857
------------------------------------------------------------------------------------------------
Expense reductions                                                                    (494,909)
------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                             4,312,948
------------------------------------------------------------------------------------------------
Net investment income (loss)                                                        (2,745,669)
------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
------------------------------------------------------------------------------------------------
Net realized gain (loss) from:

Investments                                                                       (144,062,863)
------------------------------------------------------------------------------------------------
Foreign currency related transactions                                                   32,470
------------------------------------------------------------------------------------------------
                                                                                  (144,030,393)
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on investments         16,608,620
------------------------------------------------------------------------------------------------
Net gain (loss) on investment transactions                                        (127,421,773)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ (130,167,442)
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------
 Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------

                                                                     Years Ended July 31,
Increase (Decrease) in Net Assets                                    2001            2000
------------------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                                   $    (2,745,669) $   (2,470,396)
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions               (144,030,393)     20,122,460
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investment
transactions during the period                                      16,608,620      (9,950,758)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   (130,167,442)      7,701,306
------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net realized gains:

  Class AARP                                                          (217,405)             --
------------------------------------------------------------------------------------------------
  Class S                                                          (16,759,678)     (4,563,214)
------------------------------------------------------------------------------------------------
  Class A                                                             (580,568)             --
------------------------------------------------------------------------------------------------
  Class B                                                             (188,371)             --
------------------------------------------------------------------------------------------------
  Class C                                                             (111,085)             --
------------------------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                                          245,140,267     387,301,874
------------------------------------------------------------------------------------------------
Reinvestment of distributions                                       17,585,773       4,511,310
------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (152,014,181)   (111,213,058)
------------------------------------------------------------------------------------------------
Redemption fees                                                        284,604         266,762
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
transactions                                                       110,996,463     280,866,888
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                  (37,028,086)    284,004,980
------------------------------------------------------------------------------------------------
Net assets at beginning of period                                  355,556,707      71,551,727
------------------------------------------------------------------------------------------------
Net assets at end of period                                    $   318,528,621 $   355,556,707
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class AARP

--------------------------------------------------------------------------------
                                                                        2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $28.93
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                        (.12)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions   (9.89)
--------------------------------------------------------------------------------
  Total from investment operations                                    (10.01)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gain on investment transactions                         (1.22)
--------------------------------------------------------------------------------
Redemption fees                                                          .02
--------------------------------------------------------------------------------
Net asset value, end of period                                        $17.72
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (35.32)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      5
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                   1.19*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.75)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                              111
--------------------------------------------------------------------------------

^a For the period from October 2, 2000 (commencement of sales of Class AARP shares) to July 31, 2001.

^b   Based on average shares outstanding during the period.

^c Total return does not reflect the effect to the shareholder of the 1% redemption fee on shares held less than one year.

*    Annualized

**   Not annualized

Class S^(a)

--------------------------------------------------------------------------------------
                                          2001^c   2000^c   1999^d   1998^e   1997^f
--------------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------------
Net asset value, beginning of period    $27.25   $18.48   $10.15    $13.11   $12.00
--------------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^b          (.17)    (.31)    (.19)     (.19)    (.15)
--------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions      (8.17)    9.87     8.51     (2.78)    1.25
--------------------------------------------------------------------------------------
  Total from investment operations       (8.34)    9.56     8.32     (2.97)    1.10
--------------------------------------------------------------------------------------
Less distributions from:
  Net realized gain on investment
  transactions                           (1.22)    (.82)      --        --       --
--------------------------------------------------------------------------------------
Redemption fees                            .02      .03      .01       .01      .01
--------------------------------------------------------------------------------------
Net asset value, end of period          $17.71   $27.25   $18.48    $10.15   $13.11
--------------------------------------------------------------------------------------
Total Return (%)^g                      (31.37)   51.52    82.07^h**(22.58)   9.25^h**
--------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period ($ millions)     277      352       72        27       23
--------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                            1.36^j   1.74^i   2.22*     2.17    3.52*
--------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                           1.21^j    1.55^i  1.75*      1.75    1.75*
--------------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                               (.76)   (1.10) (1.42)*      (1.38)  (1.27)*
--------------------------------------------------------------------------------------
Portfolio turnover rate (%)                111      135   148*         120      92*
--------------------------------------------------------------------------------------

^a   On May 1, 2000, existing shares of the Fund were redesignated as Class S.

^b   Based on average shares outstanding during the period.

^c   For the year ended July 31.

^d For the eleven months ended July 31, 1999. On September 16, 1998, the Fund changed its fiscal year end from August 31 to July 31.

^e   For the year ended August 31.

^f For the period September 9, 1996 (commencement of operations) to August 31, 1997.

^g   Total returns would have been lower had certain expenses not been reduced.

^h Total returns do not reflect the effect to the shareholder of the 1% redemption fee on shares held less than one year.

^i The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.69% and 1.51%, respectively.

^j The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.35% and 1.20%, respectively (see Notes to Financial Statements).

*    Annualized ** Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder 21st Century Growth Fund (the "Fund") is a diversified series of Scudder Securities Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On October 2, 2000, the Fund commenced offering Class AARP shares. The five classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are especially designed for members of AARP. Class AARP and Class S shares are not subject to initial or contingent deferred sales charges. After December 29, 2000, Class S shares of the Fund are generally not available to new investors. Certain detailed financial information for the Class AARP and Class S shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution fees, service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Trustees.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At July 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $32,625,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2009, the expiration date, whichever occurs first.

In addition, from November 1, 2000 through July 31, 2001, the Fund incurred approximately $110,397,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending July 31, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund and securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts are accreted for both tax and financial reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

Redemption Fees. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by Class S and Class AARP shareholders for less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

B. Purchases and Sales of Securities

During the year ended July 31, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $434,471,349 and $363,322,536, respectively.

C. Related Parties

As described in Note F, Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., has initiated a restructuring program for most of its funds. As part of this reorganization, the Fund adopted a new Investment Management Agreement and entered into an Administrative Agreement. The Investment Management Agreement and the Administrative

Agreement were effective October 2, 2000 and December 29, 2000, respectively. The terms of the newly adopted and the pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement was equal to an annual rate of 1.00% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the period August 1, 2000 through October 1, 2000, the Advisor and certain of its subsidiaries voluntarily maintained the annualized expenses of the classes of the Fund as follows: Class S shares 1.20%, Class A shares 1.45%, Class B shares 2.20% and Class C shares 2.20%.

Effective October 2, 2000, the Fund, as approved by the Fund's Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with ZSI. The Management Agreement is identical to the pre-existing Agreement, except for the dates of execution and termination and fee rate. The management fee payable under the Management Agreement is equal to 0.75% of the first $500,000,000 of the Fund's average daily net assets, 0.70% of the next $500,000,000 of such net assets and 0.65% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. For the period October 2, 2000 through December 29, 2000, the Advisor and certain of its subsidiaries voluntarily maintained the annualized expenses of both Class AARP and Class S at 1.20%. For the period October 2, 2000 through June 25, 2001, the Advisor and certain of its subsidiaries voluntarily maintained the annualized expenses of Class A, Class B and Class C at 1.45%, 2.20% and 2.20%, respectively. Certain expenses such as reorganization, taxes, brokerage and interest are excluded from the expense limitation. For the year ended July 31, 2001, the management fee amounted to $2,759,156, which was equivalent to an annual effective rate of 0.80% of the Fund's average daily net assets.

Administrative Fee. Effective December 29, 2000, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with ZSI. Under the Administrative Agreement, the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.45% of average daily net assets for Classes AARP and S, and 0.475%, 0.525% and 0.50% of average daily net assets for Class A, Class B and Class C, respectively, computed and accrued daily and payable monthly.

As of the effective date of the Administrative Agreement, each service provider continues to provide the services that it previously provided to the Fund (i.e., fund accounting, shareholder services, custody, audit and legal), under the current arrangements, except that ZSI pays these entities for the provision of their services to the Fund and pays most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period December 29, 2000 through July 31, 2001, the Administrative Fee was as follows:

                                                                     Unpaid at
Administrative Fee                               Total Aggregated  July 31, 2001
--------------------------------------------------------------------------------
Class AARP                                     $     12,681    $      2,048
--------------------------------------------------------------------------------
Class S                                             778,352         117,864
--------------------------------------------------------------------------------
Class A                                              57,579          10,572
--------------------------------------------------------------------------------
Class B                                              16,245           3,031
--------------------------------------------------------------------------------
Class C                                              13,469           2,469
--------------------------------------------------------------------------------
                                               $    878,326    $    135,984
--------------------------------------------------------------------------------

Service Provider Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund's Classes A, B and C shares. Prior to December 29, 2000, the amount charged to Classes A, B and C by SISC aggregated $14,929, $5,801 and $4,532, respectively, a portion of which is not imposed at July 31, 2001. The amount imposed for the period was $8,217, $1,548 and $1,076, respectively, all of which is paid at July 31, 2001. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying and shareholder service agent for Classes AARP and S shares of the Fund. Prior to December 29, 2000, the amount charged to Classes AARP and S shares of the Fund by SSC amounted to $0 and $295,012, respectively, all of which was not imposed.

Scudder Trust Company ("STC"), a subsidiary of the Advisor, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Class S shares of the Fund. Prior to December 29, 2000, the amount charged to Class S shares of the Fund by STC amounted to $379,919, a portion of which was not imposed. The amount imposed for the period amounted to $207,720.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Advisor, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Prior to December 29, 2000, the amount charged to the Fund by SFAC aggregated $38,945, all of which is paid at July 31, 2001.

The Class S shares of the Fund are one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Advisor, the Portfolios, the Underlying Funds, SSC, SFAC, STC and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Fund will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. Prior to December 29, 2000, the Special Servicing Agreement expense charged to the Class S shares of the Fund amounted to $3,928, all of which is paid at July 31, 2001.

Effective December 29, 2000 the above fees are paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Classes B and C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Classes B and C shares. For the year ended July 31, 2001, the Distribution Fees were as follows:

                                                                     Unpaid at
Distribution Fee                                 Total Aggregated  July 31, 2001
--------------------------------------------------------------------------------
Class B                                           $   30,823      $    4,459
--------------------------------------------------------------------------------
Class C                                               23,503           3,812
--------------------------------------------------------------------------------
                                                  $   54,326      $    8,271
--------------------------------------------------------------------------------

Effective December 29, 2000 in accordance with the Rule 12b-1 under the 1940 Act, SDI provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. Prior to December 29, 2000, the Fund had an Administrative Services Agreement. This change did not result in any increase in fees or expenses for Class A, B and C shares of the Fund. For the year ended July 31, 2001, the Service Fees were as follows:

                                                                     Unpaid at
Service Fees                                     Total Aggregated  July 31, 2001
--------------------------------------------------------------------------------
Class A                                           $   37,692      $    6,521
--------------------------------------------------------------------------------
Class B                                                9,654           2,027
--------------------------------------------------------------------------------
Class C                                                7,521           1,344
--------------------------------------------------------------------------------
                                                  $   54,867      $    9,892
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Classes A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended July 31, 2001 aggregated $11,031, of which none was paid to other firms.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended July 31, 2001, the CDSC for Class B and Class C aggregated $6,624 and $535, respectively.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended July 31, 2001, Trustees' fees and expenses aggregated $7,644.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the year ended July 31, 2001 totaled $208,674 and are reflected as dividend income on the statement of operations.

Other Related Parties. AARP, through its affiliates, monitors and approves the AARP Investment Program from ZSI. Effective October 2, 2000, the Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the period from August 1, 2000 through December 28, 2000, the Fund's custodian fees were reduced by $2,543. For the period from December 29, 2000 through July 31, 2001, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $1,219 for custodian credits earned. Prior to December 29, 2000, transfer agent fees were reduced by $4,993.

Effective December 29, 2000, transfer agent credits are no longer used to reduce Fund expenses.

E. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

F. Reorganization

ZSI initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services previously paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, were charged to Class A, Class B and Class C, as well as increased costs for Class S, and are presented as reorganization expenses in the Statement of Operations of the Fund.

ZSI has agreed to bear $4,522 of such costs incurred by Class A, Class B and Class C.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                                  Year Ended July 31, 2001         Year Ended July 31, 2000
------------------------------------------------------------------------------------------------
                                   Shares          Dollars          Shares          Dollars
------------------------------------------------------------------------------------------------

Shares Sold
------------------------------------------------------------------------------------------------
Class AARP*                        358,841     $  8,229,363              --    $         --
------------------------------------------------------------------------------------------------
Class S**                        8,170,587      178,839,022      12,844,240     383,733,292
------------------------------------------------------------------------------------------------
Class A***                       1,930,744       42,048,881          83,549       2,407,999
------------------------------------------------------------------------------------------------
Class B***                         374,829        8,332,264          25,568         741,845
------------------------------------------------------------------------------------------------
Class C***                         359,484        7,655,527          14,613         418,738
------------------------------------------------------------------------------------------------
                                               $245,105,057                    $387,301,874
------------------------------------------------------------------------------------------------

Shares Issued to Shareholders in Reinvestment of Distributions
------------------------------------------------------------------------------------------------
Class AARP*                          9,515     $    207,634              --    $         --
------------------------------------------------------------------------------------------------
Class S**                          758,295       16,538,625         155,668       4,511,310
------------------------------------------------------------------------------------------------
Class A***                          25,323          551,524              --              --
------------------------------------------------------------------------------------------------
Class B***                           8,419          182,437              --              --
------------------------------------------------------------------------------------------------
Class C***                           4,871          105,553              --              --
------------------------------------------------------------------------------------------------
                                               $ 17,585,773                    $  4,511,310
------------------------------------------------------------------------------------------------

Shares Redeemed
------------------------------------------------------------------------------------------------
Class AARP*                        (95,784)     $(1,870,108)             --    $        --
------------------------------------------------------------------------------------------------
Class S**                       (6,223,009)    (134,882,505)     (3,939,805)   (110,953,781)
------------------------------------------------------------------------------------------------
Class A***                        (623,440)     (13,191,758)         (6,638)       (191,187)
------------------------------------------------------------------------------------------------
Class B***                         (41,244)        (818,691)            (45)         (1,567)
------------------------------------------------------------------------------------------------
Class C***                         (61,713)      (1,215,909)         (2,217)        (66,523)
------------------------------------------------------------------------------------------------
                                              $(151,978,971)                 $ (111,213,058)
------------------------------------------------------------------------------------------------

                                       36

                                  Year Ended July 31, 2001         Year Ended July 31, 2000
------------------------------------------------------------------------------------------------
                                   Shares          Dollars          Shares          Dollars
------------------------------------------------------------------------------------------------

Redemption Fees
------------------------------------------------------------------------------------------------
Class AARP*                             --     $     15,537              --    $         --
------------------------------------------------------------------------------------------------
Class S**                               --          269,067              --         266,762
------------------------------------------------------------------------------------------------
Class A***                              --               --              --              --
------------------------------------------------------------------------------------------------
Class B***                              --               --              --              --
------------------------------------------------------------------------------------------------
Class C***                              --               --              --              --
------------------------------------------------------------------------------------------------
                                               $    284,604                    $    266,762
------------------------------------------------------------------------------------------------

Conversion of Shares
------------------------------------------------------------------------------------------------
Class A                              1,791     $     35,210              --    $         --
------------------------------------------------------------------------------------------------
Class B                             (1,805)         (35,210)              --              --
------------------------------------------------------------------------------------------------
                                               $          --                    $          --
------------------------------------------------------------------------------------------------

Net Increase (Decrease)
------------------------------------------------------------------------------------------------
Class AARP*                        272,572     $  6,582,426              --    $         --
------------------------------------------------------------------------------------------------
Class S**                        2,705,873       60,764,209       9,060,103     277,557,583
------------------------------------------------------------------------------------------------
Class A***                       1,334,418       29,443,857          76,911       2,216,812
------------------------------------------------------------------------------------------------
Class B***                         340,199        7,660,800          25,523         740,278
------------------------------------------------------------------------------------------------
Class C***                         302,642        6,545,171          12,396         352,215
------------------------------------------------------------------------------------------------
                                               $110,996,463                    $280,866,888
------------------------------------------------------------------------------------------------

* For the period from October 2, 2000 (commencement of sales of Class AARP shares) to July 31, 2001.

**   On May 1, 2000, existing shares of the Fund were redesignated as Class S.

*** For the periods from August 1, 2000 to July 31, 2001 and from May 1, 2000 (commencement of sales of Classes A, B and C shares) to July 31, 2000, respectively.

Report of Independent Accountants
--------------------------------------------------------------------------------


To the Trustees of Scudder Securities Trust and the Shareholders of Scudder 21st Century Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder 21st Century Growth Fund (the "Fund") at July 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights of the classes presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts                                 PricewaterhouseCoopers LLP
September 19, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------


The Fund paid distributions of $0.97 per share from net long-term capital gains during its year ended July 31, 2001, of which 100% represents 20% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Officers and Trustees
--------------------------------------------------------------------------------


Linda C. Coughlin*
        President and Trustee

Henry P. Becton, Jr.
        Trustee; President, WGBH Educational
        Foundation

Dawn-Marie Driscoll
        Trustee; President, Driscoll Associates;
        Executive Fellow, Center for Business
        Ethics, Bentley College

Edgar R. Fiedler
        Trustee; Senior Fellow and
        Economic Counsellor, The
        Conference Board, Inc.

Keith R. Fox
        Trustee; General Partner,
        The Exeter Group of Funds

Jean Gleason Stromberg
        Trustee; Consultant

Jean C. Tempel
        Trustee; Managing Director,
        First Light Capital, LLC

Steven Zaleznick
        Trustee; President and Chief Executive
        Officer, AARP Services, Inc.

Thomas V. Bruns*
        Vice President

Peter Chin*
        Vice President

J. Brooks Dougherty*
        Vice President

James E. Fenger*
        Vice President

William F. Glavin*
        Vice President

Sewall F. Hodges*
        Vice President

Robert L. Horton*
        Vice President

James E. Masur*
        Vice President

Howard S. Schneider*
        Vice President

Blair J. Treisman*
        Vice President

Robert D. Tymoczko*
        Vice President

John Millette*
        Vice President and Secretary

Kathryn L. Quirk*
        Vice President and Assistant Secretary

John R. Hebble*
        Treasurer

Thomas Lally*
        Assistant Treasurer

Brenda Lyons*
        Assistant Treasurer

Caroline Pearson*
        Assistant Secretary


*   Zurich Scudder Investments, Inc.

Investment Products and Services
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 Scudder Funds
----------------------------------------------------------------------------------------------

Core                                               Income
   Scudder Balanced Fund                              Scudder GNMA Fund
   Scudder Growth and Income Fund                     Scudder High-Yield Opportunity Fund
   Scudder S&P 500 Index Fund                         Scudder Income Fund
   Scudder Select 500 Fund                            Scudder Short-Term Bond Fund
   Scudder Small Company Stock Fund
                                                   Tax-Free Income
Growth                                                Scudder California Tax-Free Income Fund*
   Scudder 21st Century Growth Fund                   Scudder High-Yield Tax-Free Fund
   Scudder Capital Growth Fund                        Scudder Managed Municipal Bonds
   Scudder Development Fund                           Scudder Massachusetts Tax-Free Fund
   Scudder Large Company Growth Fund                  Scudder Medium-Term Tax-Free Fund
   Scudder Select 1000 Growth Fund                    Scudder New York Tax-Free Income Fund*

Value                                              Money Market
   Scudder Dividend & Growth Fund                     Scudder Cash Investment Trust
   Scudder Large Company Value Fund                   Scudder Money Market Series:
   Scudder Small Company Value Fund*                    Prime Reserve Shares
                                                        Premium Shares
Sector                                                  Managed Shares
   Scudder Gold Fund                                  Scudder Tax-Free Money Fund
   Scudder Health Care Fund                           Scudder U.S. Treasury Money Fund
   Scudder Technology Innovation Fund

Asset Allocation
   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

Global/International
   Scudder Emerging Markets Growth Fund
   Scudder Emerging Markets Income Fund
   Scudder Global Fund
   Scudder Global Bond Fund
   Scudder Global Discovery Fund
   Scudder Greater Europe Growth Fund
   Scudder International Fund
   Scudder Latin America Fund
   Scudder Pacific Opportunities Fund
   The Japan Fund, Inc.*

----------------------------------------------------------------------------------------------

*   Class S shares only


                                       41

----------------------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
----------------------------------------------------------------------------------------------

Retirement Programs                                Education Accounts
   Traditional IRA                                    Education IRA
   Roth IRA                                           UGMA/UTMA
   SEP-IRA                                            IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities

----------------------------------------------------------------------------------------------
 Closed-End Funds
----------------------------------------------------------------------------------------------

   The Argentina Fund, Inc.                           Scudder High Income Trust
   The Brazil Fund, Inc.                              Scudder Intermediate Government Trust
   The Korea Fund, Inc.                               Scudder Multi-Market Income Trust
   Montgomery Street Income Securities, Inc.          Scudder Strategic Income Trust
   Scudder Global High Income Fund, Inc.              Scudder Strategic Municipal Income Trust
   Scudder New Asia Fund, Inc.                        Scudder Municipal Income Trust

----------------------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

For shareholders of Scudder funds including those in the AARP Investment Program
--------------------------------------------------------------------------------

 Convenient ways to   Automatic Investment Plan
   invest, quickly
      and reliably    A convenient investment program in which money is
                      electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average" -
                      - buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                      Automatic Dividend Transfer

                      The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                      QuickBuy

                      Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                      Payroll Deduction and Direct Deposit

                      Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                      * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.
--------------------------------------------------------------------------------

   Around-the-clock   Automated Information Lines
 electronic account   Scudder Class S Shareholders:
        service and   Call SAIL(TM) -- 1-800-343-2890
       information,
     including some   AARP Investment Program Shareholders:
       transactions   Call Easy-Access Line -- 1-800-631-4636

                      Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                      Web Site

                      Scudder Class S Shareholders --
                      myScudder.com

                      AARP Investment Program Shareholders --
                      aarp.scudder.com

                      Scudder's Web sites allow you to view your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

                      The sites also provide prospectuses and applications for all Scudder funds, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Those who depend   Automatic Withdrawal Plan
      on investment
       proceeds for   You designate the bank account, determine the schedule (as
    living expenses   frequently as once a month) and amount of the redemptions,
    can enjoy these   and Scudder does the rest.
        convenient,
        timely, and   Distributions Direct
 reliable automated
withdrawal programs   Automatically deposits your fund distributions into the
                      bank account you designate within three business days after each distribution is paid.

                      QuickSell

                      Provides speedy access to your money by electronically crediting your redemption proceeds to the bank account you previously designated.
--------------------------------------------------------------------------------

           For more   Scudder Class S Shareholders:
  information about
     these services   Call a Scudder representative at
                      1-800-SCUDDER

                      AARP Investment Program Shareholders:

                      Call an AARP Investment Program representative at 1-800-253-2277
--------------------------------------------------------------------------------

 Please address all   For Scudder Class S Shareholders:
            written
  correspondence to   Scudder Investments
                      PO Box 219669
                      Kansas City, MO
                      64121-9669
                      For AARP Investment Program Shareholders:

                      AARP Investment Program
                      from Scudder Investments
                      PO Box 219735
                      Kansas City, MO
                      64121-9735
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

                                   SCUDDER
                                   INVESTMENTS

                                   2 International Place
                                   Boston, MA 02110-4103















                                   A member of [LOGO] Zurich Scudder Investments

                                                                      SCUDDER
                                                                     INVESTMENTS





Scudder 21st Century
Growth Fund

--------------------------------------------------------------------------------
                               Classes A, B and C
--------------------------------------------------------------------------------


                                  Annual Report
                                  July 31, 2001










The fund seeks long-term growth of capital by investing in common stocks of emerging growth companies the Advisor believes are poised to be leaders in the new century.

Contents
--------------------------------------------------------------------------------


      3      Performance Summary

      6      Portfolio Management Review

     13      Portfolio Summary

     15      Investment Portfolio

     21      Financial Statements

     25      Financial Highlights

     28      Notes to Financial Statements

     38      Report of Independent Accountants

     39      Tax Information

     40      Shareholder Meeting Results

     41      Officers and Trustees

     42      Investment Products and Services

     44      Account Management Resources





Scudder 21st Century Growth Fund                  Nasdaq Symbol     CUSIP Number
--------------------------------------------------------------------------------
Class A                                               SCNAX          811196-807
--------------------------------------------------------------------------------
Class B                                               SCNBX          811196-872
--------------------------------------------------------------------------------
Class C                                               SCNCX          811196-880
--------------------------------------------------------------------------------


Zurich Scudder Investments, Inc. is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                                July 31, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Average Annual Total Returns+ (Unadjusted for Sales Charge)
--------------------------------------------------------------------------------
                                                                         Life of
Scudder 21st Century Growth Fund                    1-Year   3-Year     Class***
--------------------------------------------------------------------------------
Class A*                                           -31.54%   12.97%     9.86%
--------------------------------------------------------------------------------
Class B*                                           -32.09%   12.13%     9.05%
--------------------------------------------------------------------------------
Class C*                                           -32.09%   12.12%     9.04%
--------------------------------------------------------------------------------
Russell 2000 Growth Index++                        -23.31%    2.08%     3.20%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                                        Class A        Class B        Class C
--------------------------------------------------------------------------------
Net Asset Value:
7/31/01                                $   17.65     $   17.48      $   17.48
--------------------------------------------------------------------------------
7/31/00                                $   27.24     $   27.19      $   27.19
--------------------------------------------------------------------------------
Distribution Information
Twelve Months:
  Capital Gains Distributions          $    1.22     $    1.22      $    1.22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class S Lipper Rankings+
--------------------------------------------------------------------------------
                                                          Number of
                                                           Funds      Percentile
Period                                      Rank          Tracked       Ranking
--------------------------------------------------------------------------------
1-Year                                       294    of      338           87
--------------------------------------------------------------------------------
3-Year                                       80     of      245           33
--------------------------------------------------------------------------------

Rankings/ratings are historical and do not guarantee future results.

Source: Lipper, Inc.

* On May 1, 2000 the fund began offering an additional three classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder 21st Century Growth Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment** (Adjusted for Sales Charge)
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                     Scudder 21st Century Growth          Russell 2000
                         Fund -- Class A^(a)             Growth Index++

           9/96***             9425                         10000
           1/97                9306                         10277
           7/97               10086                         11090
           1/98                9925                         11173
           7/98               10351                         10944
           1/99               11893                         11980
           7/99               14421                         12534
           1/00               22810                         16252
           7/00               21809                         15182
           1/01               18829                         13753
           7/01               14924                         11643

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Comparative Results (Adjusted for Sales Charge)
------------------------------------------------------------------------------------------------
                                                                                       Life of
                                                                 1-Year     3-Year    Class***
------------------------------------------------------------------------------------------------
Scudder 21st        Growth of $10,000                             $6,453     $13,589    $14,924
Century Growth      ----------------------------------------------------------------------------
Fund -- Class A^(a) Average annual total return                   -35.47%      10.76%      8.53%
------------------------------------------------------------------------------------------------
Scudder 21st        Growth of $10,000                             $6,598     $13,899    $15,072
Century Growth      ----------------------------------------------------------------------------
Fund -- Class B^(a) Average annual total return                   -34.02%      11.60%      8.75%
------------------------------------------------------------------------------------------------
Scudder 21st        Growth of $10,000                             $6,791     $14,093    $15,266
Century Growth      ----------------------------------------------------------------------------
Fund -- Class C^(a) Average annual total return                   -32.09%      12.12%      9.04%
------------------------------------------------------------------------------------------------
Russell 2000       Growth of $10,000                              $7,669     $10,639    $11,643
Growth Index++     -----------------------------------------------------------------------------
                   Average annual total return                    -23.31%       2.08%      3.20%
------------------------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

+ Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower. Rankings are for Class S shares; rankings for share classes may vary.

** The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

*** The Fund commenced operations on September 9, 1996. Index comparisons begin September 30, 1996.

(a) On May 1, 2000, the fund began offering an additional three classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder 21st Century Growth Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares performance is adjusted for CDSC, which is 1% within the first year after purchase. The difference in expenses will affect performance.

++ The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized U.S. companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq. Index returns assume reinvested dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Investing in securities of small companies may involve a greater risk/volatility than investments in larger companies.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes. If the Advisor had not maintained the Fund's expenses, the total returns would have been lower.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------

Scudder 21st Century Growth Fund: A Team Approach to Investing

Scudder 21st Century Growth Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Peter Chin is responsible for the fund's day-to-day management and investment strategies. Mr. Chin has 32 years of research and portfolio management experience, primarily in small-company growth stocks.

Portfolio Manager Roy C. McKay has 33 years of investment experience, with 23 years of experience specializing in small-company growth stocks.

In the following interview, Peter Chin and Roy C. McKay, portfolio managers of Scudder 21st Century Growth Fund, discuss the fund's market environment and strategy for the 12-month period ended July 31, 2001, as well as provide an outlook for the year ahead.

Q: The past 12 months was an exceptionally volatile period for the stock market, especially small-company growth stocks. How did Scudder 21st Century Growth Fund perform in this environment?

A: We are disappointed with our results. Scudder 21st Century Growth Fund fell
31.54 percent (Class A shares unadjusted for sales charge) for the 12-month period ended July 31, 2001. The fund's benchmark -- the unmanaged Russell 2000 Growth Index -- fell 23.31 percent over the same period, while the average fund in Lipper's small-cap growth funds category declined 17.98 percent.

Information technology stocks suffered the largest decline of any sector during the period. Many software, telecommunications and Internet-related companies lost more than half their value. Stocks in many other industries lost substantial ground as well. Overall, the short-term corporate profit picture grew grim amid a global economic slowdown. Beginning with a surprise interest rate cut in early January, the Federal Reserve Board slashed short-term lending rates. However, the Fed's action was not enough to avoid a credit crunch that has hit small emerging growth companies hard. Steep declines in corporate capital spending plans have reduced demand for a wide range of products, prompting analysts to slash earnings estimates for many stocks that fit the fund's growth investment discipline.

--------------------------------------------------------------------------------
Economic Guideposts Data as of 7/31/01
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

         2.00            4.3           5.00           4.40            4.50
         2.00            4.3           5.00           4.40            4.50
         3.40            4.20          6.00           3.20            7.30
         3.30            4.50          3.75          -3.6             5.10

                         U.S.        Federal       Industrial     Growth Rate
       Inflation     Unemployment     Funds        Production     of Personal
        Rate (a)       Rate (b)      Rate (c)         (d)         Income (e)
--------------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------


Q: How was the fund's portfolio positioned during the year?

A: Scudder 21st Century Growth Fund began the 2001 fiscal year with more than one-third of its assets in information technology stocks, and the fund's positioning in this area contributed to its negative returns. Several high-profile large-cap technology companies had huge multi-billion-dollar asset write-downs and negative earnings surprises during the past 12 months. This trend weighed heavily on small-cap growth stock performance, even for companies whose operations were only mildly affected by a slowdown in sales.

During the year, we achieved success with a few technology stocks such as:

o Cabot Microelectronics, a supplier of abrasive liquids for polishing integrated circuits during manufacturing

o Advent Software, a provider of client/server software that helps automate the operations of investment management firms

o Micromuse, a software provider that spots malfunctions in a computer network.

Advent was one of the portfolio's top 10 holdings as of July 31 while Micromuse was sold during the year at a significant profit.

Overall, information technology was a treacherous investment area that provided minimal short-term rewards. Some of our selections dropped more than 80 percent during the 12 months ended July 31, 2001. Through a combination of stock price declines and a decision to shift the portfolio's weightings to health care and consumer businesses, we ended the fiscal year with just 21 percent of the portfolio in information technology companies.

Q: Was weakness in information technology stocks the primary reason for the fund's decline?

A: Not all of the blame for the fund's setback this past year falls on technology. Scudder 21st Century Growth Fund also suffered because our portfolio holdings in industrial stocks and in the consumer staples and discretionary areas did not perform as well as the market as a whole. In addition, the fund's energy sector holdings, some of which performed brilliantly this past winter, declined as oil and natural gas prices fell. Overall, energy stocks contributed positively to fund performance, particularly Barrett Resources, which was acquired during the year by The Williams Companies.

Recently we have been scaling back in energy stocks to help manage overall risk in the portfolio. We expect to keep the fund's positioning in this sector more in line with its benchmark in the year ahead amid an unpredictable regulatory environment. In June, natural gas and oil inventories were higher than expected. Also, the Federal Energy Regulatory Commission voted for energy price caps in California and 10 other Western states. Still, we believe earnings should continue to improve for this sector because the fundamental need for greater energy supplies remains intact. Federal tax incentives could help brighten the outlook for the group as well. Swift Energy was one of the fund's largest positions within the energy sector for much of the year. We continued to see positive news from the company regarding its potential oil reserves in New Zealand during the period.

Q: Health care stocks generally did well during the past year. How was the fund positioned in this area?

A: We've been increasing the fund's weighting in health care stocks to take advantage of an outsourcing trend in the pharmaceutical industry as well as consolidation in the hospital industry. Health care was the fund's largest sector weighting as of July 31 and a significant positive contributor to performance. Many investors are looking for biotechnology, drug discovery firms, and medical supply firms with sustainable growth prospects, solid business strategies, and strong product pipelines. One of the fund's largest positions, CryoLife, more than doubled in value for the 12 months ended July 31. CryoLife facilitates the use of human and pig heart valves and tissues for human transplantation and disease treatment. The company has developed a process that it believes will lead to less tissue rejection after operations. Within the health care services area, we favor hospital management firms that pursue a growth strategy of acquiring and improving the financial performance of nonprofit hospitals.

Q: What's your strategy for the year ahead?

A: It has become much tougher for small companies, particularly Internet-related businesses, to secure financing and retain investor confidence. By focusing on well-run companies with well-defined business plans and a clear earnings outlook, we've attempted to manage the increased risks of investing in technology stocks. Now more than ever, we believe it is important to closely examine the fundamental operations of technology companies, especially smaller businesses.

In managing the fund, we remain committed to rigorous research and a team-based approach. We continue to target companies with the following characteristics:

o    sustainable, above-average earnings growth per share

o    large, growing markets for their products and services

o    high-quality management with proven records

o    leading market share

o    excellent balance sheets.

While we are unhappy with this year's performance, we believe our investment approach is sound. In fact, for the three-year period ended July 31, 2001, the fund outperformed both the Russell 2000 Growth Index and the average small-cap growth fund.

Q: Small-company stocks have historically had a higher risk profile than large companies. Will you comment on the relative attractiveness of small companies in the current market environment?

A: Overall, we believe small-cap stocks are better positioned to benefit from falling interest rates than are large-caps in the coming months. The Federal Reserve's slashing of short-term rates by 275 basis points since January should help small companies even more than large ones, in our view. Our analysis shows that relative to large-cap stocks, small-cap stocks are generally trading at more attractive price-to-earnings (P/E) ratios. The P/E of the average stock in the small-cap focused Russell 2000 Growth Index was 35.7 times estimated 2001 earnings. That compares favorably with the 47.9 P/E of the average stock in the large-cap-oriented Russell 1000 Growth Index. What's more, by our estimate, the long-term future earnings growth rate of small-cap (about 27 percent) stocks currently is higher than that of large-cap stocks (24 percent). Of course, small-cap stocks generally have a much higher risk profile than stocks of large established companies.

Based on our analysis, we believe that Scudder 21st Century Growth Fund's holdings have a substantially stronger earnings outlook on a year-over-year and longer-term basis than the market. We sometimes pay a premium to buy the best, and we strive for a portfolio of stocks with strong balance sheets. We believe small companies in niche markets, with solid franchises and strong, predictable earnings should fare well over the long term.


The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                  July 31, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Asset Allocation                                       7/31/01        7/31/00
--------------------------------------------------------------------------------
Common Stocks                                              89%            95%
Cash Equivalents                                           11%             5%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     7/31/01        7/31/00
--------------------------------------------------------------------------------
Health                                                     25%             9%
Technology                                                 23%            35%
Consumer Discretionary                                     13%             5%
Energy                                                     11%             9%
Manufacturing                                               6%            14%
Media                                                       5%             2%
Service Industries                                          5%             7%
Financial                                                   3%             1%
Durables                                                    3%             7%
Other                                                       6%            11%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

------------------------------------------------------------------------------------------------
 Ten Largest Equity Holdings at July 31, 2001* (28.2% of Portfolio)                    Percent
------------------------------------------------------------------------------------------------
 1. CryoLife, Inc.                                                                       4.6%
    Provider of cryopreservation of viable human tissue for transplants
------------------------------------------------------------------------------------------------
2.  Copart, Inc.                                                                         4.3%
    Auctioneer of damaged vehicles for insurance companies
------------------------------------------------------------------------------------------------
3.  Radio One, Inc. "D"                                                                  3.0%
    Operator of radio broadcasting business
------------------------------------------------------------------------------------------------
4.  Swift Energy Co.                                                                     2.8%
    Explorer of oil and gas
------------------------------------------------------------------------------------------------
5.  Rent-A-Center, Inc.                                                                  2.6%
    Owner and operator of rent-to-own stores and franchises
------------------------------------------------------------------------------------------------
6.  Celgene Corp.                                                                        2.5%
    Producer of pharmaceuticals
------------------------------------------------------------------------------------------------
7.  Polycom, Inc.                                                                        2.2%
    Manufacturer of audio and data conferencing products
------------------------------------------------------------------------------------------------
8.  ArthroCare Corp.                                                                     2.2%
    Manufacturer of orthopedic surgery equipment
------------------------------------------------------------------------------------------------
9.  PLATO Learning, Inc.                                                                 2.1%
    Developer of microcomputer-based, interactive, self-paced instructional systems
------------------------------------------------------------------------------------------------
10. Advent Software, Inc.                                                                1.9%
    Provider of stand-alone and client/server software products
------------------------------------------------------------------------------------------------

* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 15. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                                         as of July 31, 2001
------------------------------------------------------------------------------------------------

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Common Stocks 88.6%
------------------------------------------------------------------------------------------------

Communications 0.8%
------------------------------------------------------------------------------------------------

Telephone/Communications
SBA Communications Corp.* (Provider of wireless
  communications)                                                   122,600        2,416,446
------------------------------------------------------------------------------------------------

Construction 2.3%
------------------------------------------------------------------------------------------------

Building Materials 0.9%
Simpson Manufacturing Co., Inc.* (Manufacturer of
  wood-to-wood, wood-to-concrete and wood-to-masonry
  connectors)                                                        48,000        2,812,800
------------------------------------------------------------------------------------------------

Building Products 1.4%
CoStar Group, Inc.* (Provider of building plan information)         172,500        4,676,475
------------------------------------------------------------------------------------------------

Consumer Discretionary 11.0%
------------------------------------------------------------------------------------------------

Apparel & Shoes 1.2%
Too, Inc.* (Operator of clothing stores)                            161,900        3,919,599
------------------------------------------------------------------------------------------------

Department & Chain Stores 4.1%
Hot Topic, Inc.* (Operator of a retail apparel store)               184,600        4,947,280
Rent-A-Center, Inc.* (Owner and operator of rent-to-own stores
  and franchises)                                                   227,900        8,222,632
------------------------------------------------------------------------------------------------
                                                                                  13,169,912
------------------------------------------------------------------------------------------------

Hotels & Casinos 0.8%
Anchor Gaming* (Operator of gaming machines and casinos)             47,800        2,484,644
------------------------------------------------------------------------------------------------

Miscellaneous 0.4%
Edison Schools, Inc.* (Developer of school districts)                76,900        1,403,425
------------------------------------------------------------------------------------------------

Restaurants 2.7%
AFC Enterprises, Inc.* (Operator of fast food restaurants)           34,800          762,467
Buca, Inc.* (Operator of BUCA di BEPPO restaurants)                 197,700        3,351,015
CEC Entertainment, Inc.* (Operator of "Chuck E. Cheese's
  Pizza" restaurants)                                                66,900        2,387,661
California Pizza Kitchen, Inc.* (Owner and operator of casual
  dining pizza restaurant chain)                                    101,300        2,323,822
------------------------------------------------------------------------------------------------
                                                                                   8,824,965
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       15

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Specialty Retail 1.8%
Cost Plus, Inc.* (Retailer of furniture, rugs, baskets, and
  ceramics, as well as gourmet food and beverages)                  204,500        5,773,035
------------------------------------------------------------------------------------------------

Consumer Staples 1.0%
------------------------------------------------------------------------------------------------

Food & Beverage
Hain Celestial Group, Inc.* (Distributor and seller of
  natural, organic and specialty food products)                     134,564        3,317,003
------------------------------------------------------------------------------------------------

Durables 2.6%
------------------------------------------------------------------------------------------------

Automobiles 0.3%
Intier Automotive, Inc.* (Supplier of automotive interior and
   closure components, systems and modules)                          62,400          856,128
------------------------------------------------------------------------------------------------

Telecommunications Equipment 2.3%
Spectrasite Holdings, Inc.* (Developer of tower networks for
  the wireless communications industry)                             346,400        1,901,736
UTStarcom, Inc.* (Provider of telecommunications equipment)         267,600        5,533,968
------------------------------------------------------------------------------------------------
                                                                                   7,435,704
------------------------------------------------------------------------------------------------

Energy 9.3%
------------------------------------------------------------------------------------------------

Engineering 0.6%
Active Power, Inc.* (Designer of products that ensure constant
  power supply)                                                     221,400        1,970,460
------------------------------------------------------------------------------------------------

Oil & Gas Production 5.4%
FMC Technologies, Inc.* (Manufacturer of systems and products used in the exploration and production of crude oil and
  natural gas)                                                      179,500        3,243,565
Kinder Morgan Management LLC* (Owner and operator of product
  pipeline systems)                                                  48,407        3,417,555
Swift Energy Co.* (Explorer of oil and gas)                         287,500        8,978,625
W-H Energy Services, Inc.* (Provider of products and services
  used for oil and natural gas wells)                                75,300        1,765,785
------------------------------------------------------------------------------------------------
                                                                                  17,405,530
------------------------------------------------------------------------------------------------

Oilfield Services/Equipment 3.3%
National-Oilwell, Inc.* (Manufacturer of oil and gas drilling
  equipment)                                                        146,300        2,779,700
Tesco Corp.* (Operator of an international oilfield service
  company)                                                          356,400        3,492,520
Universal Compression Holdings, Inc.* (Provider of natural gas
  compression services)                                             148,800        4,173,840
------------------------------------------------------------------------------------------------
                                                                                  10,446,060
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       16

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Financial 2.8%
------------------------------------------------------------------------------------------------

Banks 1.1%
UCBH Holdings, Inc. (Provider of commercial banking services)       109,100        3,378,827
------------------------------------------------------------------------------------------------

Insurance 1.7%
Annuity and Life Re (Holdings), Ltd. (Provider of annuity and
  life reinsurance)                                                 126,800        4,449,412
Odyssey Re Holdings Corp.* (Underwriter of insurance)                74,200        1,176,070
------------------------------------------------------------------------------------------------
                                                                                   5,625,482
------------------------------------------------------------------------------------------------

Health 22.1%
------------------------------------------------------------------------------------------------

Biotechnology 8.8%
CryoLife, Inc.* (Provider of cryopreservation of viable human
  tissue for transplants)                                           360,650       14,909,271
Harvard Bioscience, Inc.* (Manufacturer of tools used in drug
  discovery research)                                               399,600        3,988,008
Myriad Genetics, Inc.* (Developer of genes involved in major
  common diseases)                                                   60,300        2,765,961
Regeneron Pharmaceuticals, Inc.* (Operator of a drug research
  and development company)                                          119,100        3,200,217
Regeneration Technologies, Inc.* (Manufacturer and marketer of
  replacement tissue grafts)                                        389,900        3,610,474
------------------------------------------------------------------------------------------------
                                                                                  28,473,931
------------------------------------------------------------------------------------------------

Health Industry Services 1.3%
Rightchoice Managed Care, Inc.* (Provider of health care
  benefits)                                                          81,700        4,048,235
Unilab Corp.* (Provider of laboratory testing services)              10,300          243,080
------------------------------------------------------------------------------------------------
                                                                                   4,291,315
------------------------------------------------------------------------------------------------

Hospital Management 2.9%
American Medical System Holdings, Inc.* (Supplier of medical
  devices focusing on urological disorders)                         211,200        4,006,464
Province Healthcare Co.* (Acquirer and operator of rural
  hospitals)                                                        101,700        3,712,050
SurModics, Inc.* (Provider of surface modification solutions)        34,400        1,668,056
------------------------------------------------------------------------------------------------
                                                                                   9,386,570
------------------------------------------------------------------------------------------------

Medical Supply & Specialty 2.2%
ArthroCare Corp.* (Manufacturer of orthopedic surgery
  equipment)                                                        232,000        6,978,560
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       17

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------

Pharmaceuticals 6.9%
Celgene Corp.* (Producer of pharmaceuticals)                        303,700        7,950,866
Charles River Laboratories International, Inc.* (Provider of
  research tools and support services that enable drug
  discovery and development)                                        192,600        5,835,780
NPS Pharmaceuticals, Inc.* (Developer of small molecule drugs)      166,300        5,221,820
Specialty Laboratories, Inc.* (Developer of esoteric clinical
  laboratory tests)                                                  97,500        3,032,250
------------------------------------------------------------------------------------------------
                                                                                  22,040,716
------------------------------------------------------------------------------------------------

Manufacturing 5.4%
------------------------------------------------------------------------------------------------

Chemicals 1.3%
Cabot Microelectronics Corp.* (Manufacturer of slurries used
  in chemical mechanical planarization)                              58,900        4,137,725
------------------------------------------------------------------------------------------------

Industrial Specialty 2.2%
Polycom, Inc.* (Manufacturer of audio and data conferencing
  products)                                                         284,700        7,245,615
------------------------------------------------------------------------------------------------

Machinery/Components/Controls 1.9%
Global Power Equipment Group, Inc.* (Manufacturer of equipment
  used for gas turbine power plants)                                142,000        2,882,600
SureBeam Corp."A"* (Provider of electronic pasteurization
  systems)                                                          242,600        3,190,190
------------------------------------------------------------------------------------------------
                                                                                   6,072,790
------------------------------------------------------------------------------------------------

Media 4.7%
------------------------------------------------------------------------------------------------

Broadcasting & Entertainment
Emmis Communications Corp. "A"* (Operator of radio
  broadcasting, television broadcasting and magazine
  publishing)                                                       183,200        5,547,296
Radio One, Inc. "D"* (Operator of radio broadcasting business)      531,500        9,567,000
------------------------------------------------------------------------------------------------
                                                                                  15,114,296
------------------------------------------------------------------------------------------------

Service Industries 4.8%
------------------------------------------------------------------------------------------------

Investment 0.5%
Multex.com, Inc.* (Provider of on-line investment research and
  information services)                                             325,500        1,611,225
------------------------------------------------------------------------------------------------

Miscellaneous Commercial Services 4.3%
Copart, Inc.* (Auctioneer of damaged vehicles for insurance
  companies)                                                        488,700       13,869,306
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       18

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Technology 20.6%
------------------------------------------------------------------------------------------------

Computer Software 11.0%
Activision, Inc.* (Publisher and developer of interactive
  entertainment software)                                            99,200        3,364,864
Actuate Corp.* (Developer of software which allows companies
  to design and generate reports throughout the enterprise)         393,000        4,016,460
Advent Software, Inc.* (Provider of stand-alone and
  client/server software products)                                  106,700        6,030,684
DigitalThink, Inc.* (Provider of on-line learning solutions)         29,000          420,500
I-many, Inc.* (Provider of Internet-based solutions and
  related professional services)                                    442,700        2,293,186
MSC.Software Corp.* (Supplier of simulation software to major
  manufacturers)                                                     54,200        1,111,642
PLATO Learning, Inc.* (Developer of microcomputer-based,
  interactive, self-paced instructional systems)                    208,800        6,869,520
Precise Software Solutions, Ltd.* (Provider of information
  technology infrastructure performance management software)        184,200        3,986,088
SmartForce PLC* (ADR) (Provider of educational software on the
  Internet)                                                          95,300        3,690,016
THQ, Inc.* (Developer of interactive entertainment software)         74,400        3,693,960
------------------------------------------------------------------------------------------------
                                                                                  35,476,920
------------------------------------------------------------------------------------------------

Diverse Electronic Products 1.8%
Gentex Corp.* (Designer, developer, manufacturer and marketer
  of products which use electro-optic technology)                   173,300        5,682,507
------------------------------------------------------------------------------------------------

Electronic Data Processing 0.8%
Cirrus Logic, Inc.* (Designer of integrated circuits)               132,600        2,453,100
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

Office/Plant Automation 1.3%
Mercury Computer Systems, Inc.* (Manufacturer of digital
  signal processing computer systems)                               127,800        4,044,870
------------------------------------------------------------------------------------------------

Precision Instruments 0.3%
Zygo Corp.* (Developer of measurement, improvement instruments
  and accessories for high technology industries)                    57,200        1,145,144
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       19

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Semiconductors 5.4%
AstroPower, Inc.* (Manufacturer of devices used for generating
  solar electric power)                                              81,600        3,643,440
Microsemi Corp.* (Manufacturer of semiconductors)                    90,000        5,764,500
Pixelworks, Inc.* (Designer of semiconductor-related systems)       199,100        4,121,370
Therma-Wave, Inc.* (Developer of process control systems for
  use in the manufacturing of semiconductors)                       188,600        2,659,260
Veeco Instruments, Inc.* (Manufacturer of data storage systems)      37,200        1,374,540
------------------------------------------------------------------------------------------------
                                                                                  17,563,110
------------------------------------------------------------------------------------------------

Transportation 1.2%
------------------------------------------------------------------------------------------------

Marine Transportation
Frontline Ltd. (Operator of ship-owning company)                    259,800        3,829,339
------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $263,207,720)                                          285,333,534
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Cash Equivalents 11.4%
------------------------------------------------------------------------------------------------
Zurich Scudder Cash Management QP Trust, 3.93%**
  (Cost $36,817,064)                                             36,817,064       36,817,064
------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $300,024,784) (a)                     322,150,598
------------------------------------------------------------------------------------------------

*    Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

(a) The cost for federal income tax purposes was $301,850,728. At July 31, 2001, net unrealized appreciation for all securities based on tax cost was $20,299,870. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $53,861,437 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,561,567.

    The accompanying notes are an integral part of the financial statements.

Financial Statements
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001
------------------------------------------------------------------------------------------------

Assets
------------------------------------------------------------------------------------------------
Investments in securities, at value (cost $300,024,784)                        $   322,150,598
------------------------------------------------------------------------------------------------
Receivable for investments sold                                                      1,307,976
------------------------------------------------------------------------------------------------
Dividends receivable                                                                    90,714
------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                        257,121
------------------------------------------------------------------------------------------------
Due from Advisor                                                                       390,747
------------------------------------------------------------------------------------------------
Deferred organization expenses                                                           1,252
------------------------------------------------------------------------------------------------
Total assets                                                                       324,198,408
------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------
Payable for investments purchased                                                    4,596,603
------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                       695,676
------------------------------------------------------------------------------------------------
Accrued management fee                                                                 207,022
------------------------------------------------------------------------------------------------
Accrued reorganization costs                                                             4,522
------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                    165,964
------------------------------------------------------------------------------------------------
Total liabilities                                                                    5,669,787
------------------------------------------------------------------------------------------------
Net assets, at value                                                           $   318,528,621
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
Net assets consist of:
Net unrealized appreciation (depreciation) on investments                           22,125,814
------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                              (144,848,125)
------------------------------------------------------------------------------------------------
Paid-in capital                                                                    441,250,932
------------------------------------------------------------------------------------------------
Net assets, at value                                                           $   318,528,621
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001 (continued)
------------------------------------------------------------------------------------------------

Net Asset Value
------------------------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share (a)
($4,830,145 / 272,572 outstanding shares of beneficial interest, $.01 par
value, unlimited number of shares authorized)                                  $         17.72
------------------------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share (a) ($276,881,063 /
15,636,854 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                                         $         17.71
------------------------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($24,916,561 / 1,411,329 outstanding shares of beneficial interest, $.01 par
value, unlimited number of shares authorized)                                  $         17.65
------------------------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $17.65)                       $         18.73
------------------------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($6,392,951 / 365,722 outstanding shares of beneficial interest, $.01 par value, unlimited number of
shares authorized)                                                             $         17.48
------------------------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($5,507,901 / 315,038 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares
authorized)                                                                    $         17.48
------------------------------------------------------------------------------------------------

(a) Redemption price per share for shares held less than one year is equal to net asset value less a 1.00% redemption fee.

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------
 Statement of Operations for the year ended July 31, 2001
------------------------------------------------------------------------------------------------

Investment Income
------------------------------------------------------------------------------------------------
Income:

Dividends (net of foreign taxes withheld of $45,623)                           $       532,074
------------------------------------------------------------------------------------------------
Interest                                                                             1,035,205
------------------------------------------------------------------------------------------------
Total Income                                                                         1,567,279
------------------------------------------------------------------------------------------------
Expenses:
Management fee                                                                       2,759,156
------------------------------------------------------------------------------------------------
Administrative fee                                                                     878,326
------------------------------------------------------------------------------------------------
Services to shareholders                                                               817,558
------------------------------------------------------------------------------------------------
Custodian and accounting fees                                                           49,656
------------------------------------------------------------------------------------------------
Distribution services fees                                                             109,193
------------------------------------------------------------------------------------------------
Auditing                                                                                18,834
------------------------------------------------------------------------------------------------
Legal                                                                                   31,876
------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                              7,644
------------------------------------------------------------------------------------------------
Reports to shareholders                                                                 95,041
------------------------------------------------------------------------------------------------
Amortization of organization expenses                                                    3,574
------------------------------------------------------------------------------------------------
Reorganization                                                                          36,999
------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                            4,807,857
------------------------------------------------------------------------------------------------
Expense reductions                                                                    (494,909)
------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                             4,312,948
------------------------------------------------------------------------------------------------
Net investment income (loss)                                                        (2,745,669)
------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
------------------------------------------------------------------------------------------------
Net realized gain (loss) from:

Investments                                                                       (144,062,863)
------------------------------------------------------------------------------------------------
Foreign currency related transactions                                                   32,470
------------------------------------------------------------------------------------------------
                                                                                  (144,030,393)
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on investments         16,608,620
------------------------------------------------------------------------------------------------
Net gain (loss) on investment transactions                                        (127,421,773)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ (130,167,442)
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------
 Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------

                                                                     Years Ended July 31,
Increase (Decrease) in Net Assets                                    2001            2000
------------------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                                   $    (2,745,669) $   (2,470,396)
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions               (144,030,393)     20,122,460
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investment
transactions during the period                                      16,608,620      (9,950,758)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   (130,167,442)      7,701,306
------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net realized gains:

  Class AARP                                                          (217,405)             --
------------------------------------------------------------------------------------------------
  Class S                                                          (16,759,678)     (4,563,214)
------------------------------------------------------------------------------------------------
  Class A                                                             (580,568)             --
------------------------------------------------------------------------------------------------
  Class B                                                             (188,371)             --
------------------------------------------------------------------------------------------------
  Class C                                                             (111,085)             --
------------------------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                                          245,140,267     387,301,874
------------------------------------------------------------------------------------------------
Reinvestment of distributions                                       17,585,773       4,511,310
------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (152,014,181)   (111,213,058)
------------------------------------------------------------------------------------------------
Redemption fees                                                        284,604         266,762
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
transactions                                                       110,996,463     280,866,888
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                  (37,028,086)    284,004,980
------------------------------------------------------------------------------------------------
Net assets at beginning of period                                  355,556,707      71,551,727
------------------------------------------------------------------------------------------------
Net assets at end of period                                    $   318,528,621 $   355,556,707
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
------------------------------------------------------------------------------------------------

Class A

------------------------------------------------------------------------------------------------
                                                                              2001^a    2000^b
------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $27.24    $29.07
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                              (.20)     (.06)
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions         (8.19)    (1.77)
------------------------------------------------------------------------------------------------
  Total from investment operations                                           (8.39)    (1.83)
------------------------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions                              (1.22)       --
------------------------------------------------------------------------------------------------
Redemption fees                                                                .02        --
------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $17.65    $27.24
------------------------------------------------------------------------------------------------
Total Return (%)^d,^e                                                       (31.54)    (6.30)**
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                          25         2
------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                               1.51^f    2.10*
------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                1.46^f    1.45*
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     (.99)     (.26)**
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    111       135
------------------------------------------------------------------------------------------------

^a   For the year ended July 31.

^b For the period from May 1, 2000 (commencement of sales of Class A shares) to July 31, 2000.

^c   Based on average shares outstanding during the period.

^d   Total returns would have been lower had certain expenses not been reduced.

^e   Total returns do not reflect the effect of any sales charges.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.50% and 1.46%, respectively (see Notes to Financial Statements).

*    Annualized

**   Not annualized

Class B

------------------------------------------------------------------------------------------------
                                                                              2001^a     2000^b
------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $27.19    $29.07
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                              (.36)     (.12)
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions         (8.15)    (1.76)
------------------------------------------------------------------------------------------------
  Total from investment operations                                           (8.51)    (1.88)
------------------------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions                              (1.22)       --
------------------------------------------------------------------------------------------------
Redemption fees                                                                .02        --
------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $17.48    $27.19
------------------------------------------------------------------------------------------------
Total Return (%)^d,^e                                                       (32.09)    (6.47)**
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                           6       .69
------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                               2.39^f    3.19*
------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                2.25^f    2.20*
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    (1.79)     (.45)**
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    111       135
------------------------------------------------------------------------------------------------

^a   For the year ended July 31.

^b For the period from May 1, 2000 (commencement of sales of Class B shares) to July 31, 2000.

^c   Based on average shares outstanding during the period.

^d   Total returns would have been lower had certain expenses not been reduced.

^e   Total returns do not reflect the effect of any sales charges.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.35% and 2.25%, respectively (see Notes to Financial Statements).

*    Annualized

**   Not annualized

Class C

------------------------------------------------------------------------------------------------
                                                                              2001^a     2000^b
------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $27.19    $29.07
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                              (.34)     (.12)
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions         (8.17)    (1.76)
------------------------------------------------------------------------------------------------
  Total from investment operations                                           (8.51)    (1.88)
------------------------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions                              (1.22)       --
------------------------------------------------------------------------------------------------
Redemption fees                                                                .02        --
------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $17.48    $27.19
------------------------------------------------------------------------------------------------
Total Return (%)^d,^e                                                       (32.09)    (6.47)**
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                           6       .34
------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                               2.40^f    3.66*
------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                2.25^f    2.20*
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    (1.78)     (.45)**
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    111       135
------------------------------------------------------------------------------------------------

^a   For the year ended July 31.

^b For the period from May 1, 2000 (commencement of sales of Class C shares) to July 31, 2000.

^c   Based on average shares outstanding during the period.

^d   Total returns would have been lower had certain expenses not been reduced.

^e   Total returns do not reflect the effect of any sales charges.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.36% and 2.24%, respectively (see Notes to Financial Statements).

*    Annualized

**   Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder 21st Century Growth Fund (the "Fund") is a diversified series of Scudder Securities Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On October 2, 2000, the Fund commenced offering Class AARP shares. The five classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are especially designed for members of AARP. Class AARP and Class S shares are not subject to initial or contingent deferred sales charges. After December 29, 2000, Class S shares of the Fund are generally not available to new investors. Certain detailed financial information for the Class AARP and Class S shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution fees, service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Trustees.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At July 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $32,625,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2009, the expiration date, whichever occurs first.

In addition, from November 1, 2000 through July 31, 2001, the Fund incurred approximately $110,397,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending July 31, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund and securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts are accreted for both tax and financial reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

Redemption Fees. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by Class S and Class AARP shareholders for less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

B. Purchases and Sales of Securities

During the year ended July 31, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $434,471,349 and $363,322,536, respectively.

C. Related Parties

As described in Note F, Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., has initiated a restructuring program for most of its funds. As part of this reorganization, the Fund adopted a new Investment Management Agreement and entered into an Administrative Agreement. The Investment Management Agreement and the Administrative

Agreement were effective October 2, 2000 and December 29, 2000, respectively. The terms of the newly adopted and the pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement was equal to an annual rate of 1.00% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the period August 1, 2000 through October 1, 2000, the Advisor and certain of its subsidiaries voluntarily maintained the annualized expenses of the classes of the Fund as follows: Class S shares 1.20%, Class A shares 1.45%, Class B shares 2.20% and Class C shares 2.20%.

Effective October 2, 2000, the Fund, as approved by the Fund's Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with ZSI. The Management Agreement is identical to the pre-existing Agreement, except for the dates of execution and termination and fee rate. The management fee payable under the Management Agreement is equal to 0.75% of the first $500,000,000 of the Fund's average daily net assets, 0.70% of the next $500,000,000 of such net assets and 0.65% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. For the period October 2, 2000 through December 29, 2000, the Advisor and certain of its subsidiaries voluntarily maintained the annualized expenses of both Class AARP and Class S at 1.20%. For the period October 2, 2000 through June 25, 2001, the Advisor and certain of its subsidiaries voluntarily maintained the annualized expenses of Class A, Class B and Class C at 1.45%, 2.20% and 2.20%, respectively. Certain expenses such as reorganization, taxes, brokerage and interest are excluded from the expense limitation. For the year ended July 31, 2001, the management fee amounted to $2,759,156, which was equivalent to an annual effective rate of 0.80% of the Fund's average daily net assets.

Administrative Fee. Effective December 29, 2000, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with ZSI. Under the Administrative Agreement, the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.45% of average daily net assets for Classes AARP and S, and 0.475%, 0.525% and 0.50% of average daily net assets for Class A, Class B and Class C, respectively, computed and accrued daily and payable monthly.

As of the effective date of the Administrative Agreement, each service provider continues to provide the services that it previously provided to the Fund (i.e., fund accounting, shareholder services, custody, audit and legal), under the current arrangements, except that ZSI pays these entities for the provision of their services to the Fund and pays most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period December 29, 2000 through July 31, 2001, the Administrative Fee was as follows:

                                                                     Unpaid at
Administrative Fee                               Total Aggregated  July 31, 2001
--------------------------------------------------------------------------------
Class AARP                                     $     12,681    $      2,048
--------------------------------------------------------------------------------
Class S                                             778,352         117,864
--------------------------------------------------------------------------------
Class A                                              57,579          10,572
--------------------------------------------------------------------------------
Class B                                              16,245           3,031
--------------------------------------------------------------------------------
Class C                                              13,469           2,469
--------------------------------------------------------------------------------
                                               $    878,326    $    135,984
--------------------------------------------------------------------------------

Service Provider Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund's Classes A, B and C shares. Prior to December 29, 2000, the amount charged to Classes A, B and C by SISC aggregated $14,929, $5,801 and $4,532, respectively, a portion of which is not imposed at July 31, 2001. The amount imposed for the period was $8,217, $1,548 and $1,076, respectively, all of which is paid at July 31, 2001. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying and shareholder service agent for Classes AARP and S shares of the Fund. Prior to December 29, 2000, the amount charged to Classes AARP and S shares of the Fund by SSC amounted to $0 and $295,012, respectively, all of which was not imposed.

Scudder Trust Company ("STC"), a subsidiary of the Advisor, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Class S shares of the Fund. Prior to December 29, 2000, the amount charged to Class S shares of the Fund by STC amounted to $379,919, a portion of which was not imposed. The amount imposed for the period amounted to $207,720.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Advisor, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Prior to December 29, 2000, the amount charged to the Fund by SFAC aggregated $38,945, all of which is paid at July 31, 2001.

The Class S shares of the Fund are one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Advisor, the Portfolios, the Underlying Funds, SSC, SFAC, STC and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Fund will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. Prior to December 29, 2000, the Special Servicing Agreement expense charged to the Class S shares of the Fund amounted to $3,928, all of which is paid at July 31, 2001.

Effective December 29, 2000 the above fees are paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Classes B and C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Classes B and C shares. For the year ended July 31, 2001, the Distribution Fees were as follows:

                                                                     Unpaid at
Distribution Fee                                 Total Aggregated  July 31, 2001
--------------------------------------------------------------------------------
Class B                                           $   30,823      $    4,459
--------------------------------------------------------------------------------
Class C                                               23,503           3,812
--------------------------------------------------------------------------------
                                                  $   54,326      $    8,271
--------------------------------------------------------------------------------

Effective December 29, 2000 in accordance with the Rule 12b-1 under the 1940 Act, SDI provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. Prior to December 29, 2000, the Fund had an Administrative Services Agreement. This change did not result in any increase in fees or expenses for Class A, B and C shares of the Fund. For the year ended July 31, 2001, the Service Fees were as follows:

                                                                     Unpaid at
Service Fees                                     Total Aggregated  July 31, 2001
--------------------------------------------------------------------------------
Class A                                           $   37,692      $    6,521
--------------------------------------------------------------------------------
Class B                                                9,654           2,027
--------------------------------------------------------------------------------
Class C                                                7,521           1,344
--------------------------------------------------------------------------------
                                                  $   54,867      $    9,892
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Classes A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended July 31, 2001 aggregated $11,031, of which none was paid to other firms.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended July 31, 2001, the CDSC for Class B and Class C aggregated $6,624 and $535, respectively.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended July 31, 2001, Trustees' fees and expenses aggregated $7,644.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the year ended July 31, 2001 totaled $208,674 and are reflected as dividend income on the statement of operations.

Other Related Parties. AARP, through its affiliates, monitors and approves the AARP Investment Program from ZSI. Effective October 2, 2000, the Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the period from August 1, 2000 through December 28, 2000, the Fund's custodian fees were reduced by $2,543. For the period from December 29, 2000 through July 31, 2001, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $1,219 for custodian credits earned. Prior to December 29, 2000, transfer agent fees were reduced by $4,993.

Effective December 29, 2000, transfer agent credits are no longer used to reduce Fund expenses.

E. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

F. Reorganization

ZSI initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services previously paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, were charged to Class A, Class B and Class C, as well as increased costs for Class S, and are presented as reorganization expenses in the Statement of Operations of the Fund.

ZSI has agreed to bear $4,522 of such costs incurred by Class A, Class B and Class C.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                                  Year Ended July 31, 2001         Year Ended July 31, 2000
------------------------------------------------------------------------------------------------
                                   Shares          Dollars          Shares          Dollars
------------------------------------------------------------------------------------------------

Shares Sold
------------------------------------------------------------------------------------------------
Class AARP*                        358,841     $  8,229,363              --    $         --
------------------------------------------------------------------------------------------------
Class S**                        8,170,587      178,839,022      12,844,240     383,733,292
------------------------------------------------------------------------------------------------
Class A***                       1,930,744       42,048,881          83,549       2,407,999
------------------------------------------------------------------------------------------------
Class B***                         374,829        8,332,264          25,568         741,845
------------------------------------------------------------------------------------------------
Class C***                         359,484        7,655,527          14,613         418,738
------------------------------------------------------------------------------------------------
                                               $245,105,057                    $387,301,874
------------------------------------------------------------------------------------------------

Shares Issued to Shareholders in Reinvestment of Distributions
------------------------------------------------------------------------------------------------
Class AARP*                          9,515     $    207,634              --    $         --
------------------------------------------------------------------------------------------------
Class S**                          758,295       16,538,625         155,668       4,511,310
------------------------------------------------------------------------------------------------
Class A***                          25,323          551,524              --              --
------------------------------------------------------------------------------------------------
Class B***                           8,419          182,437              --              --
------------------------------------------------------------------------------------------------
Class C***                           4,871          105,553              --              --
------------------------------------------------------------------------------------------------
                                               $ 17,585,773                    $  4,511,310
------------------------------------------------------------------------------------------------

Shares Redeemed
------------------------------------------------------------------------------------------------
Class AARP*                        (95,784)     $(1,870,108)             --    $        --
------------------------------------------------------------------------------------------------
Class S**                       (6,223,009)    (134,882,505)     (3,939,805)   (110,953,781)
------------------------------------------------------------------------------------------------
Class A***                        (623,440)     (13,191,758)         (6,638)       (191,187)
------------------------------------------------------------------------------------------------
Class B***                         (41,244)        (818,691)            (45)         (1,567)
------------------------------------------------------------------------------------------------
Class C***                         (61,713)      (1,215,909)         (2,217)        (66,523)
------------------------------------------------------------------------------------------------
                                              $(151,978,971)                 $ (111,213,058)
------------------------------------------------------------------------------------------------

                                       36

                                  Year Ended July 31, 2001         Year Ended July 31, 2000
------------------------------------------------------------------------------------------------
                                   Shares          Dollars          Shares          Dollars
------------------------------------------------------------------------------------------------

Redemption Fees
------------------------------------------------------------------------------------------------
Class AARP*                             --     $     15,537              --    $         --
------------------------------------------------------------------------------------------------
Class S**                               --          269,067              --         266,762
------------------------------------------------------------------------------------------------
Class A***                              --               --              --              --
------------------------------------------------------------------------------------------------
Class B***                              --               --              --              --
------------------------------------------------------------------------------------------------
Class C***                              --               --              --              --
------------------------------------------------------------------------------------------------
                                               $    284,604                    $    266,762
------------------------------------------------------------------------------------------------

Conversion of Shares
------------------------------------------------------------------------------------------------
Class A                              1,791     $     35,210              --    $         --
------------------------------------------------------------------------------------------------
Class B                             (1,805)         (35,210)              --              --
------------------------------------------------------------------------------------------------
                                               $          --                    $          --
------------------------------------------------------------------------------------------------

Net Increase (Decrease)
------------------------------------------------------------------------------------------------
Class AARP*                        272,572     $  6,582,426              --    $         --
------------------------------------------------------------------------------------------------
Class S**                        2,705,873       60,764,209       9,060,103     277,557,583
------------------------------------------------------------------------------------------------
Class A***                       1,334,418       29,443,857          76,911       2,216,812
------------------------------------------------------------------------------------------------
Class B***                         340,199        7,660,800          25,523         740,278
------------------------------------------------------------------------------------------------
Class C***                         302,642        6,545,171          12,396         352,215
------------------------------------------------------------------------------------------------
                                               $110,996,463                    $280,866,888
------------------------------------------------------------------------------------------------

* For the period from October 2, 2000 (commencement of sales of Class AARP shares) to July 31, 2001.

**   On May 1, 2000, existing shares of the Fund were redesignated as Class S.

*** For the periods from August 1, 2000 to July 31, 2001 and from May 1, 2000 (commencement of sales of Classes A, B and C shares) to July 31, 2000, respectively.

Report of Independent Accountants
--------------------------------------------------------------------------------


To the Trustees of Scudder Securities Trust and the Shareholders of Scudder 21st Century Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder 21st Century Growth Fund (the "Fund") at July 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights of the classes presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts                                 PricewaterhouseCoopers LLP
September 19, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------


The Fund paid distributions of $0.97 per share from net long-term capital gains during its year ended July 31, 2001, of which 100% represents 20% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Shareholder Meeting Results
--------------------------------------------------------------------------------


A Special Meeting of Shareholders (the "Meeting") of Scudder 21st Century Growth Fund (the "fund"), on behalf of Class A Shares, Class B Shares and Class C Shares, was held on May 24, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. The fund, on behalf of Class A Shares and Class C Shares, did not receive a sufficient number of votes to approve the following matter and was adjourned to June 21, 2001.

At the Meeting, the following matter was voted upon by the shareholders (the resulting votes for the matter are presented below).

Class B

1. To approve an Amended and Restated Rule 12b-1 Plan :

           Affirmative                       Against              Abstain
--------------------------------------------------------------------------------
             150,851                           49                  1,771
--------------------------------------------------------------------------------

A Reconvened Special Meeting of Shareholders (the "Reconvened Meeting") of the fund, on behalf of Class A Shares and Class C Shares, was held on June 21, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Reconvened Meeting, the following matter was voted upon by the shareholders (the resulting votes for the matter are presented below).

Class A

1. To approve a Rule 12b-1 Plan :

           Affirmative                       Against                Abstain
--------------------------------------------------------------------------------
             243,387                          5,566                  7,898
--------------------------------------------------------------------------------

Class C

1. To approve an Amended and Restated Rule 12b-1 Plan :

           Affirmative                       Against                Abstain
--------------------------------------------------------------------------------
             51,068                           1,062                  1,318
--------------------------------------------------------------------------------

Officers and Trustees
--------------------------------------------------------------------------------


Linda C. Coughlin*
        President and Trustee

Henry P. Becton, Jr.
        Trustee; President, WGBH Educational
        Foundation

Dawn-Marie Driscoll
        Trustee; President, Driscoll Associates;
        Executive Fellow, Center for Business
        Ethics, Bentley College

Edgar R. Fiedler
        Trustee; Senior Fellow and
        Economic Counsellor, The
        Conference Board, Inc.

Keith R. Fox
        Trustee; General Partner,
        The Exeter Group of Funds

Jean Gleason Stromberg
        Trustee; Consultant

Jean C. Tempel
        Trustee; Managing Director,
        First Light Capital, LLC

Steven Zaleznick
        Trustee; President and Chief Executive
        Officer, AARP Services, Inc.

Thomas V. Bruns*
        Vice President

Peter Chin*
        Vice President

J. Brooks Dougherty*
        Vice President

James E. Fenger*
        Vice President

William F. Glavin*
        Vice President

Sewall F. Hodges*
        Vice President

Robert L. Horton*
        Vice President

James E. Masur*
        Vice President

Howard S. Schneider*
        Vice President

Blair J. Treisman*
        Vice President

Robert D. Tymoczko*
        Vice President

John Millette*
        Vice President and Secretary

Kathryn L. Quirk*
        Vice President and Assistant Secretary

John R. Hebble*
        Treasurer

Thomas Lally*
        Assistant Treasurer

Brenda Lyons*
        Assistant Treasurer

Caroline Pearson*
        Assistant Secretary


*   Zurich Scudder Investments, Inc.

Investment Products and Services
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
 Scudder Funds
-------------------------------------------------------------------------------------------

Core                                           Global/International
        Scudder Blue Chip Fund                         Scudder Emerging Markets Growth Fund
        Scudder Focus Value+Growth Fund                Scudder Emerging Markets Income Fund
        Scudder Growth and Income Fund                 Scudder Global Fund
        Scudder Research Fund                          Scudder Global Bond Fund
        Scudder Select 500 Fund                        Scudder Global Discovery Fund
        Scudder Small Company Stock Fund               Scudder Greater Europe Growth Fund
        Scudder Target 2011 Fund                       Scudder International Fund
        Scudder Total Return Fund                      Scudder International Research Fund
                                                       Scudder Latin America Fund
Growth                                                 Scudder New Europe Fund
        Scudder 21st Century Growth Fund               Scudder Pacific Opportunities Fund
        Scudder Aggressive Growth Fund                 The Japan Fund, Inc.
        Scudder Capital Growth Fund
        Scudder Focus Growth Fund              Income
        Scudder Growth Fund                            Scudder Cash Reserves Fund
        Scudder Large Company Growth Fund              Scudder Floating Rate Fund
        Scudder Select 1000 Growth Fund                Scudder High-Yield Fund
        Scudder Small Capitalization Equity Fund       Scudder High-Yield Opportunity Fund
                                                       Scudder Income Fund
Value                                                  Scudder Short-Term Bond Fund
        Scudder Contrarian Fund                        Scudder Strategic Income Fund
        Scudder Dividend & Growth Fund                 Scudder U.S. Government Securities Fund
        Scudder-Dreman High Return Equity Fund
        Scudder Large Company Value Fund       Tax-Free Income
        Scudder Small Cap Value Fund                   Scudder California Tax-Free Income Fund
                                                       Scudder Florida Tax-Free Income Fund
Sector                                                 Scudder High-Yield Tax-Free Fund
        Scudder-Dreman Financial Services Fund         Scudder Managed Municipal Bonds
        Scudder Gold Fund                              Scudder Massachusetts Tax-Free Fund
        Scudder Health Care Fund                       Scudder Medium-Term Tax-Free Fund
        Scudder Technology Fund                        Scudder New York Tax-Free IncomeFund
        Scudder Technology Innovation Fund

Asset Allocation
        Scudder Pathway Conservative Portfolio
        Scudder Pathway Moderate Portfolio
        Scudder Pathway Growth Portfolio

-------------------------------------------------------------------------------------------

                                       42

-------------------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
-------------------------------------------------------------------------------------------

Retirement Programs                            Education Accounts
        Traditional IRA                             Education IRA
        Roth IRA                                    UGMA/UTMA
        SEP-IRA                                     IRA for Minors
        Inherited IRA
        Keogh Plan
        401(k), 403(b) Plans
        Variable Annuities

-------------------------------------------------------------------------------------------
Closed-End Funds
-------------------------------------------------------------------------------------------

        The Argentina Fund, Inc.                    Scudder High Income Trust
        The Brazil Fund, Inc.                       Scudder Intermediate Government Trust
        The Korea Fund, Inc.                        Scudder Multi-Market Income Trust
        Montgomery Street Income Securities, Inc.   Scudder Strategic Income Trust
        Scudder Global High Income Fund, Inc.       Scudder Strategic Municipal Income Trust
        Scudder New Asia Fund, Inc.                 Scudder Municipal Income Trust

-------------------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

      Legal Counsel   Dechert
                      Ten Post Office Square South
                      Boston, MA 02109
--------------------------------------------------------------------------------

        Shareholder   Scudder Investments Service Company
      Service Agent   P.O. Box 219557
                      Kansas City, MO 64121
--------------------------------------------------------------------------------

      Custodian and   State Street Bank and Trust Company
     Transfer Agent   225 Franklin Street
                      Boston, MA 02109
--------------------------------------------------------------------------------

        Independent   PricewaterhouseCoopers LLP
        Accountants   160 Federal Street
                      Boston, MA 02109
--------------------------------------------------------------------------------

          Principal   Scudder Distributors, Inc.
        Underwriter   222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

                                  SCUDDER
                                  INVESTMENTS

                                  222 South Riverside Plaza
                                  Chicago, IL 60606-5808
















                                  A member of [LOGO] Zurich Scudder Investments